UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Gordon Dinsmore

President

Guardian Variable Products Trust

7 Hanover Square New York, N.Y. 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 97.4%
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	35,190	$4,108,433

		4,108,433

Beverages — 3.1%
Anheuser-Busch InBev S.A., ADR	57,410	5,027,394
The Coca-Cola Co.	70,900	3,274,871

		8,302,265

Biotechnology — 7.9%
Alexion Pharmaceuticals, Inc.(1)	33,110	4,602,621
Biogen, Inc.(1)	15,880	5,610,563
BioMarin Pharmaceutical, Inc.(1)	23,060	2,236,128
Celgene Corp.(1)	59,480	5,322,865
Regeneron Pharmaceuticals, Inc.(1)	7,860	3,175,755

		20,947,932

Capital Markets — 3.7%
BlackRock, Inc.	10,290	4,849,986
The Charles Schwab Corp.	98,890	4,860,443

		9,710,429

Chemicals — 3.2%
Ecolab, Inc.	30,600	4,797,468
Praxair, Inc.	22,230	3,573,028

		8,370,496

Communications Equipment — 1.8%
Palo Alto Networks, Inc.(1)	20,530	4,624,588

		4,624,588

Consumer Finance — 1.6%
American Express Co.	39,750	4,232,978

		4,232,978

Energy Equipment & Services — 1.8%
Schlumberger Ltd.	77,520	4,722,518

		4,722,518

Entertainment — 2.0%
The Walt Disney Co.	46,130	5,394,442

		5,394,442

Equity Real Estate Investment — 1.6%
Equinix, Inc. REIT	9,780	4,233,664

		4,233,664

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	15,970	3,751,034

		3,751,034

Food Products — 1.3%
McCormick & Co., Inc.	25,113	3,308,638

		3,308,638

Health Care Providers & Services — 2.9%
UnitedHealth Group, Inc.	29,210	7,771,028

		7,771,028

Hotels, Restaurants & Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	6,770	3,077,100
Yum China Holdings, Inc.	113,990	4,002,189

		7,079,289

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Industrial Conglomerates — 2.1%
Honeywell International, Inc.	33,460	$5,567,744

		5,567,744

Interactive Media & Services — 7.7%
Alphabet, Inc., Class A(1)	2,823	3,407,587
Alphabet, Inc., Class C(1)	7,076	8,444,994
Facebook, Inc., Class A(1)	51,910	8,537,118

		20,389,699

Internet & Direct Marketing Retail — 7.7%
Alibaba Group Holding Ltd., ADR(1)	16,190	2,667,464
Amazon.com, Inc.(1)	8,888	17,802,664

		20,470,128

IT Services — 7.9%
Akamai Technologies, Inc.(1)	78,890	5,770,804
PayPal Holdings, Inc.(1)	60,150	5,283,576
Visa, Inc., Class A	66,160	9,929,954

		20,984,334

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	22,370	5,460,070

		5,460,070

Machinery — 1.4%
Caterpillar, Inc.	23,850	3,636,887

		3,636,887

Media — 1.8%
Comcast Corp., Class A	134,240	4,753,438

		4,753,438

Oil, Gas & Consumable Fuels — 1.1%
Pioneer Natural Resources Co.	17,380	3,027,422

		3,027,422

Pharmaceuticals — 3.4%
Johnson & Johnson	25,710	3,552,351
Zoetis, Inc.	60,710	5,558,607

		9,110,958

Semiconductors & Semiconductor Equipment — 3.6%
QUALCOMM, Inc.	72,730	5,238,742
Texas Instruments, Inc.	40,340	4,328,078

		9,566,820

Software — 14.8%
Adobe Systems, Inc.(1)	30,290	8,176,785
Microsoft Corp.	100,860	11,535,358
Oracle Corp.	108,520	5,595,291
Red Hat, Inc.(1)	41,820	5,699,230
Splunk, Inc.(1)	39,780	4,809,800
VMware, Inc., Class A(1)	20,980	3,274,139

		39,090,603

Specialty Retail — 2.4%
The Home Depot, Inc.	30,440	6,305,646

		6,305,646

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	33,350	$7,528,429

		7,528,429

Trading Companies & Distributors — 2.0%
WW Grainger, Inc.	14,950	5,343,280

		5,343,280

Total Common Stocks (Cost $227,556,910)		257,793,192

	Principal Amount	Value

Short–Term Investment — 3.4%

Repurchase Agreements — 3.4%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $9,069,317, due 10/1/2018(2)	$9,069,000	9,069,000

Total Repurchase Agreements (Cost $9,069,000)		9,069,000

Total Investments — 100.8% (Cost $236,625,910)		266,862,192

Liabilities in excess of other assets — (0.8)%		(2,234,206)

Total Net Assets — 100.0%		$264,627,986

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$9,325,000	$9,254,149

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$257,793,192	$—	$—	$257,793,192
Repurchase Agreements	—	9,069,000	—	9,069,000

Total	$257,793,192	$9,069,000	$—	$266,862,192

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 2.6%
The Boeing Co.	15,371	$5,716,475

		5,716,475

Airlines — 0.7%
United Continental Holdings, Inc.(1)	16,165	1,439,655

		1,439,655

Banks — 0.8%
SVB Financial Group(1)	5,664	1,760,541

		1,760,541

Beverages — 2.0%
Constellation Brands, Inc., Class A	7,876	1,698,223
Monster Beverage Corp.(1)	47,006	2,739,510

		4,437,733

Biotechnology — 2.7%
Biogen, Inc.(1)	4,826	1,705,074
Incyte Corp.(1)	10,138	700,333
Seattle Genetics, Inc.(1)	19,992	1,541,783
Vertex Pharmaceuticals, Inc.(1)	10,369	1,998,521

		5,945,711

Building Products — 0.7%
Fortune Brands Home & Security, Inc.	29,389	1,538,808

		1,538,808

Capital Markets — 2.1%
BlackRock, Inc.	3,064	1,444,155
Intercontinental Exchange, Inc.	26,012	1,948,039
MarketAxess Holdings, Inc.	7,507	1,339,924

		4,732,118

Chemicals — 1.7%
PPG Industries, Inc.	22,791	2,487,182
The Sherwin-Williams Co.	2,858	1,300,990

		3,788,172

Consumer Finance — 0.8%
Capital One Financial Corp.	19,592	1,859,869

		1,859,869

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	51,039	2,724,972

		2,724,972

Electrical Equipment — 1.7%
AMETEK, Inc.	25,708	2,034,017
Eaton Corp. PLC	19,198	1,665,042

		3,699,059

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	19,489	1,732,962

		1,732,962

Entertainment — 1.2%
Netflix, Inc.(1)	6,973	2,608,808

		2,608,808

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	14,440	3,391,667

		3,391,667

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 4.4%
Baxter International, Inc.	41,907	$3,230,611
Boston Scientific Corp.(1)	65,361	2,516,398
Medtronic PLC	21,769	2,141,416
Teleflex, Inc.	6,864	1,826,442

		9,714,867

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	21,806	5,801,268

		5,801,268

Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	28,867	2,331,876

		2,331,876

Household Durables — 0.7%
Mohawk Industries, Inc.(1)	8,873	1,555,880

		1,555,880

Household Products — 0.8%
Colgate-Palmolive Co.	27,618	1,849,025

		1,849,025

Insurance — 0.8%
The Allstate Corp.	19,020	1,877,274

		1,877,274

Interactive Media & Services — 8.8%
Alphabet, Inc., Class A(1)	8,438	10,185,341
Alphabet, Inc., Class C(1)	3,717	4,436,128
Facebook, Inc., Class A(1)	30,573	5,028,036

		19,649,505

Internet & Direct Marketing Retail — 8.5%
Amazon.com, Inc.(1)	6,748	13,516,244
Booking Holdings, Inc.(1)	1,814	3,598,976
Wayfair, Inc., Class A(1)	12,568	1,855,917

		18,971,137

IT Services — 9.5%
EPAM Systems, Inc.(1)	11,383	1,567,439
FleetCor Technologies, Inc.(1)	11,710	2,668,006
Global Payments, Inc.	22,269	2,837,071
GoDaddy, Inc., Class A(1)	42,278	3,525,562
MasterCard, Inc., Class A	34,865	7,761,298
PayPal Holdings, Inc.(1)	31,328	2,751,852

		21,111,228

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	13,197	3,221,124

		3,221,124

Machinery — 3.8%
Gardner Denver Holdings, Inc.(1)	34,318	972,572
Illinois Tool Works, Inc.	12,949	1,827,363
Nordson Corp.	14,421	2,003,077
Snap-on, Inc.	11,170	2,050,812
The Middleby Corp.(1)	11,942	1,544,698

		8,398,522

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.9%
Comcast Corp., Class A	58,483	$2,070,883

		2,070,883

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	31,451	2,564,829

		2,564,829

Oil, Gas & Consumable Fuels — 0.9%
Continental Resources, Inc.(1)	29,525	2,015,967

		2,015,967

Personal Products — 0.9%
The Estee Lauder Cos., Inc., Class A	13,712	1,992,628

		1,992,628

Pharmaceuticals — 1.9%
Allergan PLC	11,298	2,152,043
Bristol-Myers Squibb Co.	32,947	2,045,350

		4,197,393

Professional Services — 1.3%
Equifax, Inc.	10,184	1,329,725
IHS Markit Ltd.(1)	27,433	1,480,285

		2,810,010

Road & Rail — 1.4%
JB Hunt Transport Services, Inc.	10,732	1,276,464
Norfolk Southern Corp.	10,482	1,892,001

		3,168,465

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	92,791	2,866,314
Micron Technology, Inc.(1)	46,755	2,114,729
ON Semiconductor Corp.(1)	66,436	1,224,415

		6,205,458

Software — 12.5%
Adobe Systems, Inc.(1)	13,012	3,512,589
Guidewire Software, Inc.(1)	18,964	1,915,554
Microsoft Corp.	94,948	10,859,203
salesforce.com, Inc.(1)	27,246	4,332,931
ServiceNow, Inc.(1)	10,119	1,979,580
SS&C Technologies Holdings, Inc.	36,292	2,062,474
Workday, Inc., Class A(1)	21,663	3,162,365

		27,824,696

Specialty Retail — 1.4%
The TJX Cos., Inc.	27,988	3,135,216

		3,135,216

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	58,075	13,109,851
NetApp, Inc.	29,399	2,525,080

		15,634,931

Textiles, Apparel & Luxury Goods — 4.2%
NIKE, Inc., Class B	59,472	5,038,468
Under Armour, Inc., Class C(1)	99,152	1,929,498

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
VF Corp.	25,574	$2,389,890

		9,357,856

Total Common Stocks (Cost $189,171,026)		220,836,588

	Principal Amount	Value

Short–Term Investment — 0.7%

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $1,557,054, due 10/1/2018(2)	$1,557,000	1,557,000

Total Repurchase Agreements (Cost $1,557,000)		1,557,000

Total Investments — 100.1% (Cost $190,728,026)		222,393,588

Liabilities in excess of other assets — (0.1)%		(176,626)

Total Net Assets — 100.0%		$222,216,962

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$1,605,000	$1,592,805

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$220,836,588	$—	$—	$220,836,588
Repurchase Agreements	—	1,557,000	—	1,557,000

Total	$220,836,588	$1,557,000	$—	$222,393,588

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 3.3%
Lockheed Martin Corp.	69	$23,871
Textron, Inc.	1,439	102,845
The Boeing Co.	685	254,752
United Technologies Corp.	23	3,216

		384,684

Airlines — 1.1%
Delta Air Lines, Inc.	2,241	129,597

		129,597

Auto Components — 1.1%
Lear Corp.	919	133,255

		133,255

Banks — 6.0%
Bank of America Corp.	8,983	264,639
Citigroup, Inc.	1,660	119,088
JPMorgan Chase & Co.	633	71,428
Wells Fargo & Co.	4,586	241,040

		696,195

Beverages — 2.4%
Molson Coors Brewing Co., Class B	2,244	138,006
PepsiCo, Inc.	1,273	142,321

		280,327

Biotechnology — 2.4%
Biogen, Inc.(1)	564	199,267
Celgene Corp.(1)	898	80,362

		279,629

Capital Markets — 1.7%
Morgan Stanley	3,625	168,816
The Goldman Sachs Group, Inc.	130	29,151

		197,967

Chemicals — 1.7%
CF Industries Holdings, Inc.	3,342	181,939
Eastman Chemical Co.	221	21,154

		203,093

Communications Equipment — 2.2%
Cisco Systems, Inc.	5,303	257,991

		257,991

Consumer Finance — 2.2%
Discover Financial Services	1,947	148,848
Synchrony Financial	3,314	102,999

		251,847

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	331	70,870

		70,870

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	2,535	53,742
Verizon Communications, Inc.	662	35,344

		89,086

Electric Utilities — 1.6%
American Electric Power Co., Inc.	207	14,672
Exelon Corp.	3,973	173,461

		188,133

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.5%
Eaton Corp. PLC	1,983	$171,986

		171,986

Energy Equipment & Services — 0.9%
Schlumberger Ltd.	1,661	101,188

		101,188

Entertainment — 1.5%
Electronic Arts, Inc.(1)	1,420	171,096

		171,096

Equity Real Estate Investment — 2.8%
Extra Space Storage, Inc. REIT	1,719	148,934
Host Hotels & Resorts, Inc. REIT	401	8,461
Life Storage, Inc. REIT	755	71,846
STORE Capital Corp. REIT	3,611	100,350

		329,591

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	750	176,160
US Foods Holding Corp.(1)	2,753	84,847
Walgreens Boots Alliance, Inc.	2,505	182,615

		443,622

Food Products — 0.5%
Tyson Foods, Inc., Class A	1,002	59,649

		59,649

Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.(1)	76	29,733
Medtronic PLC	2,192	215,627

		245,360

Health Care Providers & Services — 3.3%
HCA Healthcare, Inc.	738	102,670
Humana, Inc.	500	169,260
UnitedHealth Group, Inc.	21	5,587
WellCare Health Plans, Inc.(1)	322	103,198

		380,715

Hotels, Restaurants & Leisure — 1.6%
Aramark	714	30,716
Marriott International, Inc., Class A	1,194	157,644

		188,360

Household Durables — 0.4%
PulteGroup, Inc.	2,002	49,590

		49,590

Household Products — 0.2%
Kimberly-Clark Corp.	261	29,660

		29,660

Independent Power and Renewable Electricity Producers — 2.2%
AES Corp.	8,468	118,552
NRG Energy, Inc.	3,464	129,553
Vistra Energy Corp.(1)	553	13,759

		261,864

Industrial Conglomerates — 1.5%
Honeywell International, Inc.	1,066	177,382

		177,382

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — 3.4%
MetLife, Inc.	2,900	$135,488
Prudential Financial, Inc.	1,354	137,188
The Allstate Corp.	1,216	120,019

		392,695

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(1)	184	222,102
Alphabet, Inc., Class C(1)	191	227,953
Facebook, Inc., Class A(1)	506	83,217

		533,272

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)	235	470,705
Booking Holdings, Inc.(1)	84	166,656

		637,361

IT Services — 4.1%
DXC Technology Co.	1,698	158,797
FleetCor Technologies, Inc.(1)	710	161,766
Global Payments, Inc.	235	29,939
Leidos Holdings, Inc.	842	58,233
MasterCard, Inc., Class A	193	42,964
Visa, Inc., Class A	159	23,864

		475,563

Machinery — 0.7%
AGCO Corp.	557	33,860
Ingersoll-Rand PLC	456	46,649

		80,509

Media — 1.8%
Comcast Corp., Class A	5,883	208,317

		208,317

Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	52	6,358
EOG Resources, Inc.	1,407	179,491
Exxon Mobil Corp.	535	45,486
Kinder Morgan, Inc.	414	7,340
Phillips 66	1,449	163,331
Pioneer Natural Resources Co.	109	18,987
Valero Energy Corp.	976	111,020

		532,013

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	3,120	193,690
Eli Lilly & Co.	802	86,063
Johnson & Johnson	2,350	324,699
Pfizer, Inc.	2,156	95,015

		699,467

Road & Rail — 2.0%
Union Pacific Corp.	1,411	229,753

		229,753

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	4,854	229,546
NVIDIA Corp.	351	98,638

		328,184

Software — 6.6%
Adobe Systems, Inc.(1)	683	184,376
Microsoft Corp.	4,886	558,812

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
salesforce.com, Inc.(1)	170	$27,035

		770,223

Specialty Retail — 1.8%
Best Buy Co., Inc.	696	55,235
Ross Stores, Inc.	1,050	104,055
Urban Outfitters, Inc.(1)	1,240	50,716

		210,006

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	1,792	404,526
Hewlett Packard Enterprise Co.	4,609	75,173

		479,699

Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.(1)	48	7,800

		7,800

Tobacco — 1.8%
Philip Morris International, Inc.	2,509	204,584

		204,584

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc.(1)	413	17,672

		17,672

Total Common Stocks (Cost $9,774,850)		11,579,855

	Principal Amount	Value

Short–Term Investment — 0.9%

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $103,004, due 10/1/2018(2)	$103,000	103,000

Total Repurchase Agreements (Cost $103,000)		103,000

Total Investments — 100.3% (Cost $9,877,850)		11,682,855

Liabilities in excess of other assets — (0.3)%		(34,315)

Total Net Assets — 100.0%		$11,648,540

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.25%	2/15/2027	$115,000	$108,550

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,579,855	$—	$—	$11,579,855
Repurchase Agreements	—	103,000	—	103,000

Total	$11,579,855	$103,000	$—	$11,682,855

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 98.2%
Aerospace & Defense — 2.3%
Raytheon Co.	5,845	$1,207,927
Textron, Inc.	17,976	1,284,745
The Boeing Co.	4,342	1,614,790

		4,107,462

Auto Components — 0.2%
Aptiv PLC	4,355	365,384

		365,384

Automobiles — 0.9%
General Motors Co.	46,265	1,557,743

		1,557,743

Banks — 5.4%
Bank of America Corp.	134,564	3,964,256
Citigroup, Inc.	44,435	3,187,767
JPMorgan Chase & Co.	21,411	2,416,017

		9,568,040

Beverages — 2.4%
Heineken N.V. (Netherlands)	2,952	276,414
PepsiCo, Inc.	8,777	981,269
The Coca-Cola Co.	63,170	2,917,822

		4,175,505

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.(1)	5,626	782,070
Amgen, Inc.	5,141	1,065,678
Biogen, Inc.(1)	2,153	760,676
Gilead Sciences, Inc.	22,129	1,708,580
Vertex Pharmaceuticals, Inc.(1)	4,716	908,962

		5,225,966

Capital Markets — 5.5%
Apollo Global Management LLC, Class A	5,599	193,445
BlackRock, Inc.	2,585	1,218,388
E*TRADE Financial Corp.(1)	26,766	1,402,271
Intercontinental Exchange, Inc.	10,997	823,565
Invesco Ltd.	17,771	406,601
Investment Technology Group, Inc.	12,850	278,331
KKR & Co., Inc., Class A	81,342	2,218,196
Raymond James Financial, Inc.	11,263	1,036,759
The Goldman Sachs Group, Inc.	9,178	2,058,075

		9,635,631

Chemicals — 2.6%
DowDuPont, Inc.	30,711	1,975,024
Ecolab, Inc.	1,090	170,890
FMC Corp.	9,475	826,031
PPG Industries, Inc.	2,831	308,947
The Sherwin-Williams Co.	2,553	1,162,151
WR Grace & Co.	2,646	189,083

		4,632,126

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	14,666	1,169,907

		1,169,907

Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	23,121	420,340

		420,340

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Containers & Packaging — 0.3%
Ball Corp.	13,626	$599,408

		599,408

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	44,764	1,503,175
Verizon Communications, Inc.	19,049	1,017,026

		2,520,201

Electric Utilities — 2.5%
American Electric Power Co., Inc.	18,507	1,311,776
Duke Energy Corp.	5,849	468,037
Edison International	5,218	353,154
Exelon Corp.	23,802	1,039,196
NextEra Energy, Inc.	5,498	921,465
PG&E Corp.(1)	4,815	221,538

		4,315,166

Electrical Equipment — 1.2%
Emerson Electric Co.	27,897	2,136,352

		2,136,352

Entertainment — 2.4%
Activision Blizzard, Inc.	30,370	2,526,480
Live Nation Entertainment, Inc.(1)	11,101	604,672
Twenty-First Century Fox, Inc., Class A	23,036	1,067,258

		4,198,410

Equity Real Estate Investment — 0.8%
Gaming and Leisure Properties, Inc. REIT	20,758	731,719
SBA Communications Corp. REIT(1)	4,552	731,188

		1,462,907

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club Holdings, Inc.(1)	5,982	160,198
Costco Wholesale Corp.	4,244	996,831
Walgreens Boots Alliance, Inc.	11,139	812,033
Walmart, Inc.	13,757	1,291,920

		3,260,982

Food Products — 1.2%
Archer-Daniels-Midland Co.	1,612	81,035
Kellogg Co.	13,740	962,075
McCormick & Co., Inc.	7,525	991,419

		2,034,529

Health Care Equipment & Supplies — 4.7%
Baxter International, Inc.	11,425	880,753
Becton Dickinson and Co.	8,255	2,154,555
Boston Scientific Corp.(1)	33,219	1,278,932
Danaher Corp.	21,175	2,300,876
Intuitive Surgical, Inc.(1)	1,521	873,054
The Cooper Cos., Inc.	2,949	817,315

		8,305,485

Health Care Providers & Services — 2.0%
Cigna Corp.	8,485	1,767,001
UnitedHealth Group, Inc.	6,279	1,670,465

		3,437,466

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	1,760	799,955
Hilton Worldwide Holdings, Inc.	13,068	1,055,633

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
MGM Resorts International	13,697	$382,283
Restaurant Brands International, Inc.	4,755	281,876
Wynn Resorts Ltd.	5,511	700,228
Yum China Holdings, Inc.	24,362	855,350

		4,075,325

Household Products — 1.6%
The Clorox Co.	5,120	770,099
The Procter & Gamble Co.	23,825	1,982,955

		2,753,054

Independent Power and Renewable Electricity Producers — 0.7%
NRG Energy, Inc.	32,928	1,231,507

		1,231,507

Industrial Conglomerates — 2.4%
Honeywell International, Inc.	16,752	2,787,533
Roper Technologies, Inc.	4,940	1,463,277

		4,250,810

Insurance — 2.8%
American International Group, Inc.	16,348	870,368
Assured Guaranty Ltd.	34,023	1,436,791
Chubb Ltd.	6,460	863,314
Prudential PLC (United Kingdom)	79,338	1,819,308

		4,989,781

Interactive Media & Services — 5.3%
Alphabet, Inc., Class A(1)	4,760	5,745,701
Facebook, Inc., Class A(1)	18,914	3,110,596
Tencent Holdings Ltd., ADR	12,733	520,016

		9,376,313

Internet & Direct Marketing Retail — 4.2%
Alibaba Group Holding Ltd., ADR(1)	1,338	220,449
Amazon.com, Inc.(1)	2,932	5,872,796
Booking Holdings, Inc.(1)	623	1,236,032

		7,329,277

IT Services — 4.3%
DXC Technology Co.	22,260	2,081,755
Fidelity National Information Services, Inc.	6,387	696,630
First Data Corp., Class A(1)	31,298	765,862
GoDaddy, Inc., Class A(1)	6,462	538,866
Visa, Inc., Class A	23,122	3,470,381

		7,553,494

Life Sciences Tools & Services — 0.4%
Mettler-Toledo International, Inc.(1)	1,146	697,891

		697,891

Machinery — 1.2%
Deere & Co.	3,390	509,619
Fortive Corp.	18,075	1,521,915
John Bean Technologies Corp.	1,053	125,623

		2,157,157

Media — 1.2%
Charter Communications, Inc., Class A(1)	3,412	1,111,903
Comcast Corp., Class A	28,983	1,026,288

		2,138,191

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 0.2%
Alcoa Corp.(1)	8,365	$337,946

		337,946

Multi-Utilities — 0.4%
Ameren Corp.	3,548	224,305
Dominion Energy, Inc.	7,551	530,684

		754,989

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	8,260	556,807
BP PLC (United Kingdom)	376,048	2,885,166
Cairn Energy PLC (United Kingdom)(1)	204,866	620,564
Cenovus Energy, Inc. (Canada)	169,279	1,699,801
ConocoPhillips	9,938	769,201
Exxon Mobil Corp.	20,257	1,722,250
Kinder Morgan, Inc.	89,065	1,579,122
Noble Energy, Inc.	14,814	462,049
Seven Generations Energy Ltd., Class A (Canada)(1)	57,640	687,226

		10,982,186

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	22,770	1,413,562
Eli Lilly & Co.	3,775	405,095
Jazz Pharmaceuticals PLC(1)	5,486	922,361
Johnson & Johnson	10,264	1,418,177
Merck & Co., Inc.	27,013	1,916,302
Pfizer, Inc.	27,633	1,217,786

		7,293,283

Road & Rail — 1.5%
Norfolk Southern Corp.	8,836	1,594,898
Union Pacific Corp.	6,697	1,090,473

		2,685,371

Semiconductors & Semiconductor Equipment — 3.7%
Intel Corp.	29,154	1,378,693
NXP Semiconductors N.V.	18,110	1,548,405
ON Semiconductor Corp.(1)	47,280	871,370
QUALCOMM, Inc.	38,042	2,740,165

		6,538,633

Software — 6.4%
Adobe Systems, Inc.(1)	6,911	1,865,625
Everbridge, Inc.(1)	12,425	716,177
Microsoft Corp.	58,609	6,703,111
salesforce.com, Inc.(1)	12,067	1,919,015

		11,203,928

Specialty Retail — 3.2%
Advance Auto Parts, Inc.	2,955	497,415
Burlington Stores, Inc.(1)	2,703	440,373
O’Reilly Automotive, Inc.(1)	1,337	464,367
The Home Depot, Inc.	14,827	3,071,413
The TJX Cos., Inc.	10,008	1,121,096

		5,594,664

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	25,585	5,775,558

		5,775,558

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	12,108	$1,025,790

		1,025,790

Trading Companies & Distributors — 0.4%
Yellow Cake PLC (United Kingdom)(1)(2)	215,227	688,041

		688,041

Total Common Stocks (Cost $156,815,432)		172,562,199

Exchange–Traded Funds — 1.2%
SPDR S&P 500 ETF Trust	7,156	2,080,392

Total Exchange–Traded Funds (Cost $1,881,926)		2,080,392

	Principal Amount	Value

Short–Term Investment — 0.9%

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $1,618,057, due 10/1/2018(3)	$1,618,000	1,618,000

Total Repurchase Agreements (Cost $1,618,000)		1,618,000

Total Investments — 100.3% (Cost $160,315,358)		176,260,591

Liabilities in excess of other assets — (0.3)%		(490,332)

Total Net Assets — 100.0%		$175,770,259

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2018, the aggregate market value of these securities amounted to $688,041, representing 0.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$1,665,000	$1,652,349

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$166,272,706	$6,289,493	*	$—	$172,562,199
Exchange–Traded Funds	2,080,392	—		—	2,080,392
Repurchase Agreements	—	1,618,000		—	1,618,000

Total	$168,353,098	$7,907,493		$—	$176,260,591

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 3.8%
The Boeing Co.	11,768	$4,376,519
United Technologies Corp.	29,737	4,157,530

		8,534,049

Airlines — 2.4%
Delta Air Lines, Inc.	51,420	2,973,619
Southwest Airlines Co.	36,379	2,271,868

		5,245,487

Banks — 16.9%
Bank of America Corp.	315,084	9,282,374
Citigroup, Inc.	109,882	7,882,935
JPMorgan Chase & Co.	75,677	8,539,393
KeyCorp	76,336	1,518,323
Lloyds Banking Group PLC, ADR	346,594	1,053,646
Regions Financial Corp.	125,921	2,310,650
Wells Fargo & Co.	130,713	6,870,275

		37,457,596

Beverages — 0.7%
Coca-Cola European Partners PLC	32,484	1,477,048

		1,477,048

Biotechnology — 1.3%
Gilead Sciences, Inc.	36,350	2,806,584

		2,806,584

Building Products — 0.6%
Owens Corning	22,770	1,235,728

		1,235,728

Capital Markets — 1.3%
The Goldman Sachs Group, Inc.	12,508	2,804,794

		2,804,794

Chemicals — 1.7%
FMC Corp.	15,541	1,354,864
Methanex Corp.	13,792	1,090,947
Nutrien Ltd.	22,684	1,308,867

		3,754,678

Communications Equipment — 3.4%
Cisco Systems, Inc.	154,945	7,538,074

		7,538,074

Construction Materials — 1.0%
Cemex S.A.B. de C.V., ADR(1)	147,087	1,035,492
CRH PLC, ADR	37,412	1,224,121

		2,259,613

Consumer Finance — 2.9%
American Express Co.	21,501	2,289,641
Capital One Financial Corp.	18,754	1,780,317
Discover Financial Services	31,828	2,433,251

		6,503,209

Containers & Packaging — 0.7%
WestRock Co.	30,839	1,648,036

		1,648,036

Diversified Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	42,721	9,146,993

		9,146,993

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	85,724	$4,576,804

		4,576,804

Electric Utilities — 0.6%
Edison International	20,549	1,390,756

		1,390,756

Electrical Equipment — 1.3%
ABB Ltd., ADR	41,496	980,551
Eaton Corp. PLC	22,762	1,974,148

		2,954,699

Electronic Equipment, Instruments & Components — 1.3%
Avnet, Inc.	9,326	417,525
TE Connectivity Ltd.	28,699	2,523,503

		2,941,028

Energy Equipment & Services — 0.3%
Apergy Corp.(1)	17,394	757,683

		757,683

Equity Real Estate Investment — 1.5%
Equity Residential REIT	23,913	1,584,476
SL Green Realty Corp. REIT	18,627	1,816,691

		3,401,167

Health Care Equipment & Supplies — 1.3%
Medtronic PLC	28,319	2,785,740

		2,785,740

Health Care Providers & Services — 6.8%
Anthem, Inc.	9,079	2,488,100
Cigna Corp.	15,336	3,193,722
CVS Health Corp.	56,757	4,467,911
Laboratory Corp. of America Holdings(1)	9,677	1,680,701
McKesson Corp.	14,433	1,914,538
UnitedHealth Group, Inc.	4,874	1,296,679

		15,041,651

Hotels, Restaurants & Leisure — 0.9%
Wyndham Destinations, Inc.	22,590	979,503
Wyndham Hotels & Resorts, Inc.	18,439	1,024,655

		2,004,158

Insurance — 4.6%
American International Group, Inc.	47,412	2,524,215
Chubb Ltd.	18,049	2,412,068
Everest Re Group Ltd.	7,095	1,620,995
The Allstate Corp.	36,159	3,568,893

		10,126,171

Internet & Direct Marketing Retail — 0.7%
eBay, Inc.(1)	45,622	1,506,438

		1,506,438

IT Services — 1.5%
DXC Technology Co.	36,263	3,391,316

		3,391,316

Machinery — 2.0%
Cummins, Inc.	21,910	3,200,394

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Dover Corp.	14,739	$1,304,843

		4,505,237

Media — 3.2%
Comcast Corp., Class A	173,582	6,146,539
Liberty Global PLC, Class C(1)	34,624	975,012

		7,121,551

Metals & Mining — 1.1%
Rio Tinto PLC, ADR	19,712	1,005,706
Steel Dynamics, Inc.	33,090	1,495,337

		2,501,043

Multiline Retail — 0.5%
Dollar Tree, Inc.(1)	13,512	1,101,904

		1,101,904

Oil, Gas & Consumable Fuels — 12.5%
Andeavor	27,690	4,250,415
Chevron Corp.	47,649	5,826,520
Cimarex Energy Co.	14,484	1,346,143
ConocoPhillips	54,189	4,194,229
Energen Corp.(1)	15,208	1,310,473
EQT Corp.	28,976	1,281,608
Marathon Oil Corp.	80,616	1,876,741
Marathon Petroleum Corp.	29,722	2,376,868
Noble Energy, Inc.	30,267	944,028
Royal Dutch Shell PLC, Class A, ADR	64,995	4,428,759

		27,835,784

Pharmaceuticals — 9.8%
Johnson & Johnson	67,752	9,361,294
Merck & Co., Inc.	60,328	4,279,668
Novartis AG, ADR	19,882	1,713,033
Pfizer, Inc.	144,463	6,366,485

		21,720,480

Road & Rail — 0.4%
Union Pacific Corp.	4,831	786,632

		786,632

Software — 3.1%
Microsoft Corp.	18,553	2,121,907
Oracle Corp.	91,100	4,697,116

		6,819,023

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	12,688	1,456,836

		1,456,836

Technology Hardware, Storage & Peripherals — 2.4%
HP, Inc.	131,115	3,378,833
NetApp, Inc.	23,674	2,033,360

		5,412,193

Total Common Stocks (Cost $206,984,044)		220,550,183

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.3%

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $555,019, due 10/1/2018(2)	$555,000	$555,000

Total Repurchase Agreements (Cost $555,000)		555,000

Total Investments — 99.7% (Cost $207,539,044)		221,105,183

Assets in excess of other liabilities — 0.3%		713,651

Total Net Assets — 100.0%		$221,818,834

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$575,000	$570,631

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$220,550,183	$—	$—	$220,550,183
Repurchase Agreements	—	555,000	—	555,000

Total	$220,550,183	$555,000	$—	$221,105,183

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 96.4%
Aerospace & Defense — 2.7%
Raytheon Co.	25,636	$5,297,936

		5,297,936

Airlines — 2.2%
Delta Air Lines, Inc.	25,781	1,490,915
Southwest Airlines Co.	46,284	2,890,436

		4,381,351

Auto Components — 1.0%
BorgWarner, Inc.	44,359	1,897,678

		1,897,678

Banks — 6.9%
Citigroup, Inc.	86,226	6,185,853
JPMorgan Chase & Co.	65,680	7,411,331

		13,597,184

Biotechnology — 3.5%
Biogen, Inc.(1)	8,671	3,063,551
Celgene Corp.(1)	18,219	1,630,418
Gilead Sciences, Inc.	29,928	2,310,741

		7,004,710

Capital Markets — 5.1%
Northern Trust Corp.	29,228	2,985,056
State Street Corp.	33,602	2,815,175
The Goldman Sachs Group, Inc.	19,354	4,339,941

		10,140,172

Communications Equipment — 2.9%
Cisco Systems, Inc.	94,435	4,594,263
F5 Networks, Inc.(1)	5,443	1,085,443

		5,679,706

Construction & Engineering — 0.9%
Jacobs Engineering Group, Inc.	22,934	1,754,451

		1,754,451

Consumer Finance — 0.3%
Capital One Financial Corp.	6,049	574,232

		574,232

Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	35,541	7,609,683

		7,609,683

Diversified Telecommunication Services — 4.5%
AT&T, Inc.	58,659	1,969,769
Verizon Communications, Inc.	129,774	6,928,634

		8,898,403

Electric Utilities — 0.8%
Exelon Corp.	37,327	1,629,697

		1,629,697

Energy Equipment & Services — 2.2%
Dril-Quip, Inc.(1)	21,703	1,133,982
National Oilwell Varco, Inc.	33,289	1,434,090
TechnipFMC PLC	56,617	1,769,281

		4,337,353

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 1.9%
The Walt Disney Co.	32,058	$3,748,863

		3,748,863

Equity Real Estate Investment — 2.2%
Liberty Property Trust REIT	38,360	1,620,710
Regency Centers Corp. REIT	43,580	2,818,319

		4,439,029

Food & Staples Retailing — 5.1%
Walgreens Boots Alliance, Inc.	59,401	4,330,333
Walmart, Inc.	61,237	5,750,767

		10,081,100

Health Care Providers & Services — 5.0%
Anthem, Inc.	7,771	2,129,643
Cigna Corp.	23,652	4,925,529
Quest Diagnostics, Inc.	26,986	2,912,059

		9,967,231

Hotels, Restaurants & Leisure — 0.8%
Royal Caribbean Cruises Ltd.	11,487	1,492,621

		1,492,621

Household Durables — 3.0%
DR Horton, Inc.	103,607	4,370,143
Garmin Ltd.	22,205	1,555,460

		5,925,603

Insurance — 4.7%
Aflac, Inc.	13,497	635,304
Fidelity National Financial, Inc.	67,811	2,668,363
Reinsurance Group of America, Inc.	12,028	1,738,767
The Allstate Corp.	43,530	4,296,411

		9,338,845

Internet & Direct Marketing Retail — 0.6%
eBay, Inc.(1)	34,225	1,130,109

		1,130,109

IT Services — 1.6%
International Business Machines Corp.	21,267	3,215,783

		3,215,783

Machinery — 2.8%
Altra Industrial Motion Corp.	9,433	389,583
Crane Co.	24,666	2,425,901
PACCAR, Inc.	23,233	1,584,258
Parker-Hannifin Corp.	6,492	1,194,074

		5,593,816

Media — 3.9%
Comcast Corp., Class A	118,601	4,199,661
Discovery, Inc., Class A(1)	108,013	3,456,416

		7,656,077

Metals & Mining — 1.7%
Newmont Mining Corp.	63,530	1,918,606
Reliance Steel & Aluminum Co.	17,475	1,490,443

		3,409,049

Oil, Gas & Consumable Fuels — 7.5%
Apache Corp.	45,437	2,165,982
ConocoPhillips	51,408	3,978,979

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
Exxon Mobil Corp.	36,337	$3,089,372
Noble Energy, Inc.	105,981	3,305,547
Phillips 66	20,932	2,359,455

		14,899,335

Pharmaceuticals — 7.1%
Eli Lilly & Co.	38,827	4,166,525
Pfizer, Inc.	151,106	6,659,242
Roche Holding AG, ADR	109,950	3,316,092

		14,141,859

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A(1)	60,530	2,669,373

		2,669,373

Road & Rail — 3.2%
Kansas City Southern	10,583	1,198,842
Knight-Swift Transportation Holdings, Inc.	35,247	1,215,317
Norfolk Southern Corp.	17,096	3,085,828
Saia, Inc.(1)	9,521	727,880

		6,227,867

Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp.	43,345	2,049,785
QUALCOMM, Inc.	21,602	1,555,992
Skyworks Solutions, Inc.	6,554	594,513

		4,200,290

Software — 0.6%
Microsoft Corp.	11,153	1,275,569

		1,275,569

Specialty Retail — 1.0%
Tractor Supply Co.	22,037	2,002,723

		2,002,723

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	11,331	2,557,860

		2,557,860

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	11,769	1,099,813

		1,099,813

Tobacco — 1.5%
Philip Morris International, Inc.	36,953	3,013,148

		3,013,148

Total Common Stocks (Cost $176,560,957)		190,888,519

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 3.6%

Repurchase Agreements — 3.6%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $7,110,249, due 10/1/2018(2)	$7,110,000	$7,110,000

Total Repurchase Agreements (Cost $7,110,000)		7,110,000

Total Investments — 100.0% (Cost $183,670,957)		197,998,519

Assets in excess of other liabilities — 0.0%		21,581

Total Net Assets — 100.0%		$198,020,100

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$7,310,000	$7,254,459

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$190,888,519	$—	$—	$190,888,519
Repurchase Agreements	—	7,110,000	—	7,110,000

Total	$190,888,519	$7,110,000	$—	$197,998,519

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 98.7%
Aerospace & Defense — 2.4%
Harris Corp.	5,825	$985,648
Teledyne Technologies, Inc.(1)	8,735	2,154,750

		3,140,398

Airlines — 0.8%
Ryanair Holdings PLC, ADR(1)	11,083	1,064,411

		1,064,411

Auto Components — 0.4%
Visteon Corp.(1)	6,182	574,308

		574,308

Banks — 0.8%
SVB Financial Group(1)	3,169	985,020

		985,020

Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc.(1)	18,158	376,960
Alkermes PLC(1)	10,615	450,501
Celgene Corp.(1)	11,546	1,033,252
DBV Technologies S.A., ADR(1)	6,596	148,146
Neurocrine Biosciences, Inc.(1)	12,954	1,592,694

		3,601,553

Building Products — 0.9%
AO Smith Corp.	21,790	1,162,932

		1,162,932

Capital Markets — 5.1%
LPL Financial Holdings, Inc.	35,871	2,314,038
MSCI, Inc.	5,553	985,158
TD Ameritrade Holding Corp.	61,916	3,271,022

		6,570,218

Commercial Services & Supplies — 3.4%
Cimpress N.V.(1)	14,119	1,928,797
Edenred (France)	26,726	1,017,459
Ritchie Bros Auctioneers, Inc.	40,184	1,451,848

		4,398,104

Consumer Finance — 0.6%
Synchrony Financial	24,553	763,107

		763,107

Containers & Packaging — 1.5%
Sealed Air Corp.	49,508	1,987,746

		1,987,746

Diversified Consumer Services — 1.5%
ServiceMaster Global Holdings, Inc.(1)	31,587	1,959,342

		1,959,342

Electrical Equipment — 3.2%
AMETEK, Inc.	9,153	724,185
Sensata Technologies Holding PLC(1)	68,294	3,383,968

		4,108,153

Electronic Equipment, Instruments & Components — 6.5%
Belden, Inc.	14,484	1,034,302
Dolby Laboratories, Inc., Class A	16,642	1,164,441
Flex Ltd.(1)	116,082	1,522,996
National Instruments Corp.	39,661	1,916,816

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
TE Connectivity Ltd.	32,147	$2,826,686

		8,465,241

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	16,199	602,441

		602,441

Equity Real Estate Investment — 3.9%
Crown Castle International Corp. REIT	21,188	2,358,860
Lamar Advertising Co. REIT, Class A	35,594	2,769,213

		5,128,073

Health Care Equipment & Supplies — 7.2%
Boston Scientific Corp.(1)	76,002	2,926,077
DexCom, Inc.(1)	313	44,772
ICU Medical, Inc.(1)	4,147	1,172,564
STERIS PLC	2,059	235,550
Teleflex, Inc.	4,128	1,098,420
The Cooper Cos., Inc.	8,910	2,469,406
Varian Medical Systems, Inc.(1)	12,698	1,421,287

		9,368,076

Health Care Technology — 1.4%
athenahealth, Inc.(1)	13,250	1,770,200

		1,770,200

Hotels, Restaurants & Leisure — 3.4%
Aramark	27,944	1,202,151
Dunkin’ Brands Group, Inc.	25,265	1,862,536
Norwegian Cruise Line Holdings Ltd.(1)	24,481	1,405,944

		4,470,631

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	11,869	1,445,644

		1,445,644

Insurance — 4.1%
Aon PLC	15,146	2,329,152
Intact Financial Corp. (Canada)	17,888	1,487,377
WR Berkley Corp.	19,091	1,525,944

		5,342,473

Internet & Direct Marketing Retail — 0.5%
Wayfair, Inc., Class A(1)	4,825	712,508

		712,508

IT Services — 10.6%
Amdocs Ltd.	30,960	2,042,741
Broadridge Financial Solutions, Inc.	9,140	1,206,023
Euronet Worldwide, Inc.(1)	4,919	492,982
Fidelity National Information Services, Inc.	15,453	1,685,459
Gartner, Inc.(1)	9,982	1,582,147
Global Payments, Inc.	18,818	2,397,413
GoDaddy, Inc., Class A(1)	10,255	855,164
Jack Henry & Associates, Inc.	530	84,842
WEX, Inc.(1)	17,268	3,466,724

		13,813,495

Life Sciences Tools & Services — 5.3%
IQVIA Holdings, Inc.(1)	16,026	2,079,213
PerkinElmer, Inc.	30,164	2,934,053

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — (continued)
Waters Corp.(1)	9,597	$1,868,344

		6,881,610

Machinery — 2.4%
Rexnord Corp.(1)	49,436	1,522,629
The Middleby Corp.(1)	7,638	987,975
Wabtec Corp.	6,112	641,027

		3,151,631

Media — 0.7%
Omnicom Group, Inc.	12,550	853,651

		853,651

Oil, Gas & Consumable Fuels — 0.4%
World Fuel Services Corp.	18,661	516,536

		516,536

Pharmaceuticals — 0.1%
Elanco Animal Health, Inc.(1)	5,292	184,638

		184,638

Professional Services — 4.9%
CoStar Group, Inc.(1)	5,458	2,296,945
IHS Markit Ltd.(1)	20,824	1,123,663
Verisk Analytics, Inc.(1)	23,972	2,889,824

		6,310,432

Road & Rail — 0.9%
Old Dominion Freight Line, Inc.	7,393	1,192,195

		1,192,195

Semiconductors & Semiconductor Equipment — 7.4%
KLA-Tencor Corp.	19,598	1,993,312
Lam Research Corp.	9,389	1,424,311
Microchip Technology, Inc.	31,657	2,498,054
ON Semiconductor Corp.(1)	90,746	1,672,449
Xilinx, Inc.	25,769	2,065,901

		9,654,027

Software — 9.7%
Atlassian Corp. PLC, Class A(1)	27,736	2,666,539
Constellation Software, Inc. (Canada)	3,713	2,730,513
Intuit, Inc.	3,557	808,862
Nice Ltd., ADR(1)	17,111	1,958,696
SS&C Technologies Holdings, Inc.	50,097	2,847,012
The Ultimate Software Group, Inc.(1)	5,125	1,651,224

		12,662,846

Specialty Retail — 0.9%
Tractor Supply Co.	2,550	231,744
Williams-Sonoma, Inc.	13,617	894,909

		1,126,653

Textiles, Apparel & Luxury Goods — 2.7%
Carter’s, Inc.	8,027	791,462
Gildan Activewear, Inc.	63,289	1,925,884
Lululemon Athletica, Inc.(1)	4,919	799,289

		3,516,635

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 0.7%
Ferguson PLC (United Kingdom)	10,925	$926,771

		926,771

Total Common Stocks (Cost $117,360,861)		128,411,699

	Principal Amount	Value

Short–Term Investment — 1.5%

Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $1,912,067, due 10/1/2018(2)	$1,912,000	1,912,000

Total Repurchase Agreements (Cost $1,912,000)		1,912,000

Total Investments — 100.2% (Cost $119,272,861)		130,323,699

Liabilities in excess of other assets — (0.2)%		(254,962)

Total Net Assets — 100.0%		$130,068,737

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$1,970,000	$1,955,032

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$126,467,469	$1,944,230	*	$—	$128,411,699
Repurchase Agreements	—	1,912,000		—	1,912,000

Total	$126,467,469	$3,856,230		$—	$130,323,699

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 96.8%
Aerospace & Defense — 2.5%
Arconic, Inc.	55,250	$1,216,053
Harris Corp.	27,215	4,605,050

		5,821,103

Auto Components — 0.9%
Aptiv PLC	25,796	2,164,284

		2,164,284

Banks — 5.0%
Fifth Third Bancorp	99,146	2,768,156
PacWest Bancorp	79,244	3,775,977
Regions Financial Corp.	170,403	3,126,895
Zions Bancorporation	42,994	2,156,149

		11,827,177

Beverages — 2.3%
Molson Coors Brewing Co., Class B	88,283	5,429,404

		5,429,404

Building Products — 1.5%
Owens Corning	67,854	3,682,437

		3,682,437

Capital Markets — 1.6%
Northern Trust Corp.	37,924	3,873,178

		3,873,178

Chemicals — 2.6%
International Flavors & Fragrances, Inc.	9,858	1,371,445
PPG Industries, Inc.	42,856	4,676,875

		6,048,320

Commercial Services & Supplies — 3.5%
Republic Services, Inc.	74,175	5,389,556
Stericycle, Inc.(1)	49,034	2,877,315

		8,266,871

Construction & Engineering — 3.0%
Jacobs Engineering Group, Inc.	92,666	7,088,949

		7,088,949

Construction Materials — 0.4%
Eagle Materials, Inc.	10,303	878,228

		878,228

Containers & Packaging — 5.6%
International Paper Co.	75,832	3,727,143
Packaging Corp. of America	29,416	3,226,641
Sealed Air Corp.	155,911	6,259,826

		13,213,610

Electric Utilities — 2.9%
American Electric Power Co., Inc.	75,678	5,364,056
PG&E Corp.(1)	31,586	1,453,272

		6,817,328

Electrical Equipment — 1.0%
Acuity Brands, Inc.	15,527	2,440,844

		2,440,844

Energy Equipment & Services — 2.4%
National Oilwell Varco, Inc.	58,975	2,540,643

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — (continued)
Patterson-UTI Energy, Inc.	183,209	$3,134,706

		5,675,349

Equity Real Estate Investment — 4.3%
American Campus Communities, Inc. REIT	87,096	3,584,871
Invitation Homes, Inc. REIT	155,186	3,555,311
Mid-America Apartment Communities, Inc. REIT	29,347	2,939,983

		10,080,165

Health Care Equipment & Supplies — 5.1%
Hologic, Inc.(1)	37,870	1,551,913
STERIS PLC	26,209	2,998,309
Varian Medical Systems, Inc.(1)	31,518	3,527,810
Zimmer Biomet Holdings, Inc.	30,169	3,966,318

		12,044,350

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	21,388	1,972,401
Humana, Inc.	11,751	3,977,948
Universal Health Services, Inc., Class B	16,703	2,135,312

		8,085,661

Hotels, Restaurants & Leisure — 1.2%
The Wendy’s Co.	168,683	2,891,227

		2,891,227

Household Durables — 1.7%
Mohawk Industries, Inc.(1)	22,448	3,936,257

		3,936,257

Household Products — 1.6%
Church & Dwight Co., Inc.	20,695	1,228,662
Spectrum Brands Holdings, Inc.	35,138	2,625,512

		3,854,174

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	23,765	2,894,577

		2,894,577

Insurance — 11.6%
Arch Capital Group Ltd.(1)	150,804	4,495,467
Brown & Brown, Inc.	208,440	6,163,571
Fidelity National Financial, Inc.	94,360	3,713,066
Loews Corp.	115,184	5,785,693
The Allstate Corp.	37,280	3,679,536
Willis Towers Watson PLC	25,014	3,525,473

		27,362,806

IT Services — 6.4%
Amdocs Ltd.	65,215	4,302,886
Euronet Worldwide, Inc.(1)	34,519	3,459,494
Fidelity National Information Services, Inc.	52,396	5,714,832
Leidos Holdings, Inc.	25,533	1,765,862

		15,243,074

Life Sciences Tools & Services — 1.6%
Charles River Laboratories International, Inc.(1)	27,930	3,757,702

		3,757,702

Machinery — 3.3%
Cummins, Inc.	18,170	2,654,092
Deere & Co.	16,161	2,429,483

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Stanley Black & Decker, Inc.	18,010	$2,637,384

		7,720,959

Multiline Retail — 1.7%
Kohl’s Corp.	52,964	3,948,466

		3,948,466

Multi-Utilities — 2.6%
Ameren Corp.	96,576	6,105,535

		6,105,535

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	66,068	4,453,644
Cimarex Energy Co.	47,538	4,418,182
Hess Corp.	53,862	3,855,442
WPX Energy, Inc.(1)	55,438	1,115,412

		13,842,680

Real Estate Management & Development — 1.7%
CBRE Group, Inc., Class A(1)	89,937	3,966,222

		3,966,222

Road & Rail — 3.4%
Kansas City Southern	54,002	6,117,347
Ryder System, Inc.	26,888	1,964,706

		8,082,053

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	14,061	1,300,080
MKS Instruments, Inc.	1,503	120,466

		1,420,546

Software — 0.7%
Check Point Software Technologies Ltd.(1)	14,012	1,648,792

		1,648,792

Technology Hardware, Storage & Peripherals — 1.5%
NCR Corp.(1)	125,858	3,575,626

		3,575,626

Water Utilities — 2.2%
American Water Works Co., Inc.	59,573	5,240,637

		5,240,637

Total Common Stocks (Cost $220,602,963)		228,928,591

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 3.0%

Repurchase Agreements — 3.0%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $7,081,248, due 10/1/2018(2)	$7,081,000	$7,081,000

Total Repurchase Agreements (Cost $7,081,000)		7,081,000

Total Investments — 99.8% (Cost $227,683,963)		236,009,591

Assets in excess of other liabilities — 0.2%		421,770

Total Net Assets — 100.0%		$236,431,361

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$7,280,000	$7,224,687

Legend:

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$228,928,591	$—	$—	$228,928,591
Repurchase Agreements	—	7,081,000	—	7,081,000

Total	$228,928,591	$7,081,000	$—	$236,009,591

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 99.1%
Austria — 0.8%
ams AG(1)	20,792	$1,162,156

		1,162,156

Cayman Islands — 2.0%
Baidu, Inc., ADR(1)	6,266	1,432,909
Tencent Holdings Ltd.	35,700	1,475,203

		2,908,112

China — 1.1%
Ping An Insurance Group Co. of China Ltd., Class H	154,500	1,570,057

		1,570,057

Denmark — 3.2%
Genmab A/S(1)	7,112	1,117,841
Novo Nordisk A/S, Class B	76,808	3,615,660

		4,733,501

France — 6.2%
Accor S.A.	36,434	1,867,772
LVMH Moet Hennessy Louis Vuitton SE	9,964	3,517,940
Safran S.A.	27,159	3,801,017

		9,186,729

Germany — 13.0%
Bayer AG (Reg S)	17,187	1,526,780
Continental AG	10,891	1,895,858
Delivery Hero SE(1)(2)	44,326	2,130,511
Deutsche Boerse AG	18,088	2,423,525
Fresenius SE & Co. KGaA	29,070	2,134,449
Linde AG	12,071	2,854,695
SAP SE	37,921	4,666,989
Zalando SE(1)(2)	36,139	1,404,831

		19,037,638

Hong Kong — 3.3%
AIA Group Ltd.	548,600	4,901,592

		4,901,592

India — 1.3%
HDFC Bank Ltd., ADR	19,928	1,875,225

		1,875,225

Ireland — 1.1%
Ryanair Holdings PLC, ADR(1)	16,573	1,591,671

		1,591,671

Italy — 1.2%
FinecoBank Banca Fineco S.p.A.	129,630	1,730,663

		1,730,663

Japan — 24.6%
Asahi Group Holdings Ltd.	48,900	2,119,911
Daikin Industries Ltd.	20,700	2,756,179
FANUC Corp.	13,200	2,489,252
Keyence Corp.	5,600	3,248,799
Komatsu Ltd.	74,100	2,254,839
Makita Corp.	48,900	2,449,586
Nidec Corp.	19,900	2,863,559
Nitori Holdings Co. Ltd.	9,500	1,362,424
Nitto Denko Corp.	22,200	1,664,368
ORIX Corp.	106,600	1,728,123
Recruit Holdings Co. Ltd.	67,400	2,247,977
Shimano, Inc.	14,900	2,401,455

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Shin-Etsu Chemical Co. Ltd.	25,700	$2,276,526
Shiseido Co. Ltd.	33,900	2,625,133
SMC Corp.	5,400	1,728,705
Yamaha Motor Co. Ltd.	70,600	1,979,701

		36,196,537

Luxembourg — 1.3%
Eurofins Scientific SE	3,412	1,934,237

		1,934,237

Netherlands — 2.5%
ASML Holding N.V.	19,400	3,622,603

		3,622,603

Republic of Korea — 1.0%
Samsung Electronics Co. Ltd., GDR	1,436	1,503,492

		1,503,492

Singapore — 1.8%
DBS Group Holdings Ltd.	139,700	2,658,883

		2,658,883

Spain — 1.8%
Grifols S.A., ADR	13,849	295,953
Industria de Diseno Textil S.A.	78,808	2,382,984

		2,678,937

Sweden — 2.1%
Atlas Copco AB, Class A	65,519	1,886,154
Epiroc AB, Class A(1)	105,028	1,173,384

		3,059,538

Switzerland — 10.9%
Cie Financiere Richemont S.A. (Reg S)	30,077	2,448,654
Nestle S.A. (Reg S)	60,138	5,009,861
Novartis AG (Reg S)	17,351	1,494,935
Roche Holding AG	22,032	5,331,288
UBS Group AG (Reg S)(1)	109,832	1,732,163

		16,016,901

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,184	1,774,525

		1,774,525

United Kingdom — 18.7%
AstraZeneca PLC	33,049	2,574,727
Burberry Group PLC	100,568	2,641,029
Ferguson PLC	27,268	2,313,151
Intertek Group PLC	35,804	2,327,918
Reckitt Benckiser Group PLC	35,338	3,228,278
RELX PLC	142,222	2,987,972
Sophos Group PLC(2)	235,663	1,498,803
St James’s Place PLC	117,595	1,750,975
Unilever PLC	113,685	6,243,696
WPP PLC	129,227	1,889,101

		27,455,650

Total Common Stocks (Cost $148,568,099)		145,598,647

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.8%

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $1,161,041, due 10/1/2018(3)	$1,161,000	$1,161,000

Total Repurchase Agreements (Cost $1,161,000)		1,161,000

Total Investments — 99.9% (Cost $149,729,099)		146,759,647

Assets in excess of other liabilities — 0.1%		196,338

Total Net Assets — 100.0%		$146,955,985

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2018, the aggregate market value of these securities amounted to $5,034,145, representing 3.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.25%	2/15/2027	$1,255,000	$1,184,608

Legend:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Austria	$—	$1,162,156	*	$—	$1,162,156
Cayman Islands	1,432,909	1,475,203	*	—	2,908,112
China	—	1,570,057	*	—	1,570,057
Denmark	—	4,733,501	*	—	4,733,501
France	—	9,186,729	*	—	9,186,729
Germany	—	19,037,638	*	—	19,037,638
Hong Kong	—	4,901,592	*	—	4,901,592
India	1,875,225	—		—	1,875,225
Ireland	1,591,671	—		—	1,591,671
Italy	—	1,730,663	*	—	1,730,663
Japan	—	36,196,537	*	—	36,196,537
Luxembourg	—	1,934,237	*	—	1,934,237
Netherlands	—	3,622,603	*	—	3,622,603
Republic of Korea	1,503,492	—		—	1,503,492
Singapore	—	2,658,883	*	—	2,658,883
Spain	295,953	2,382,984	*	—	2,678,937
Sweden	—	3,059,538	*	—	3,059,538
Switzerland	—	16,016,901	*	—	16,016,901
Taiwan	1,774,525	—		—	1,774,525
United Kingdom	2,987,972	24,467,678	*	—	27,455,650
Repurchase Agreements	—	1,161,000		—	1,161,000

Total	$11,461,747	$135,297,900		$—	$146,759,647

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — 95.7%
Belgium — 1.4%
Anheuser-Busch InBev S.A.	38,293	$3,351,369

		3,351,369

Brazil — 0.7%
Cielo S.A.	565,700	1,715,919

		1,715,919

Canada — 6.0%
Canadian National Railway Co.	29,047	2,606,393
National Bank of Canada	79,449	3,967,991
Rogers Communications, Inc., Class B	53,600	2,756,666
Suncor Energy, Inc.	131,710	5,096,478

		14,427,528

Denmark — 1.4%
Carlsberg A/S, Class B	27,097	3,249,122

		3,249,122

Finland — 1.5%
Sampo OYJ, Class A	67,541	3,494,468

		3,494,468

France — 9.8%
Air Liquide S.A.	18,183	2,388,303
Capgemini SE	29,438	3,704,875
Cie de Saint-Gobain	52,647	2,270,321
Cie Generale des Etablissements Michelin SCA	18,146	2,166,493
Safran S.A.	36,488	5,106,650
Societe Generale S.A.	54,895	2,354,067
Valeo S.A.	45,443	1,973,152
Vinci S.A.	38,486	3,661,189

		23,625,050

Germany — 4.3%
Fresenius SE & Co. KGaA	42,623	3,129,571
SAP SE	58,230	7,166,445

		10,296,016

Hong Kong — 0.5%
Techtronic Industries Co. Ltd.	192,000	1,226,722

		1,226,722

India — 1.0%
ICICI Bank Ltd., ADR	278,950	2,368,285

		2,368,285

Ireland — 3.8%
Medtronic PLC	62,879	6,185,407
Ryanair Holdings PLC, ADR(1)	30,694	2,947,852

		9,133,259

Israel — 0.6%
Bank Leumi Le-Israel BM	220,432	1,451,874

		1,451,874

Japan — 16.6%
Daiwa House Industry Co. Ltd.	171,312	5,079,287
Don Quijote Holdings Co. Ltd.	130,900	6,624,342
Isuzu Motors Ltd.	110,300	1,738,575
Kao Corp.	38,930	3,143,868
KDDI Corp.	111,800	3,089,077
Makita Corp.	76,300	3,822,156
Nexon Co. Ltd.(1)	217,700	2,846,261
Shin-Etsu Chemical Co. Ltd.	29,100	2,577,700

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Sony Corp.	52,300	$3,207,436
Sumitomo Mitsui Financial Group, Inc.	99,500	4,015,947
Yamaha Corp.	69,700	3,692,834

		39,837,483

Luxembourg — 0.9%
Tenaris S.A.	132,261	2,218,701

		2,218,701

Netherlands — 3.0%
ABN AMRO Group N.V.(2)	98,623	2,684,780
Wolters Kluwer N.V.	72,726	4,532,145

		7,216,925

Norway — 2.9%
Equinor ASA	111,256	3,136,200
Telenor ASA	190,371	3,721,284

		6,857,484

Singapore — 2.1%
DBS Group Holdings Ltd.	179,780	3,421,718
NetLink NBN Trust	2,885,200	1,645,705

		5,067,423

Spain — 1.4%
Red Electrica Corp. S.A.	163,795	3,423,213

		3,423,213

Sweden — 4.5%
Assa Abloy AB, Class B	220,583	4,433,932
Epiroc AB, Class A(1)	231,268	2,583,750
Nordea Bank AB	336,478	3,663,603

		10,681,285

Switzerland — 4.7%
Julius Baer Group Ltd.(1)	51,652	2,581,560
Novartis AG (Reg S)	99,747	8,594,045

		11,175,605

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,120	2,743,219

		2,743,219

United Kingdom — 27.5%
Aon PLC	37,424	5,755,063
BHP Billiton PLC	189,620	4,120,710
British American Tobacco PLC	104,809	4,893,137
Compass Group PLC	229,157	5,095,267
Diageo PLC	69,555	2,463,246
Ferguson PLC	73,403	6,226,795
Howden Joinery Group PLC	311,241	1,902,108
Informa PLC	291,249	2,890,603
Melrose Industries PLC	940,232	2,446,043
Prudential PLC	344,332	7,895,913
RELX PLC	158,599	3,337,051
Royal Dutch Shell PLC, Class A	236,382	8,114,545
RSA Insurance Group PLC	307,021	2,298,859
Shire PLC	62,581	3,775,660
Unilever PLC	87,472	4,804,052

		66,019,052

Total Common Stocks (Cost $234,282,438)		229,580,002

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2018 (unaudited)	Shares	Value

Preferred Stocks — 0.8%
Germany — 0.8%
Volkswagen AG, 3.00%	11,252	$1,975,235

		1,975,235

Total Preferred Stocks (Cost $2,387,370)		1,975,235

	Principal Amount	Value

Short–Term Investment — 3.6%

Repurchase Agreements — 3.6%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $8,535,299, due 10/1/2018(3)	$8,535,000	8,535,000

Total Repurchase Agreements (Cost $8,535,000)		8,535,000

Total Investments — 100.1% (Cost $245,204,808)		240,090,237

Liabilities in excess of other assets — (0.1)%		(125,146)

Total Net Assets — 100.0%		$239,965,091

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2018, the aggregate market value of these securities amounted to $2,684,780, representing 1.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$8,775,000	$8,708,328

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Belgium	$—	$3,351,369	*	$—	$3,351,369
Brazil	1,715,919	—		—	1,715,919
Canada	14,427,528	—		—	14,427,528
Denmark	—	3,249,122	*	—	3,249,122
Finland	—	3,494,468	*	—	3,494,468
France	—	23,625,050	*	—	23,625,050
Germany	—	10,296,016	*	—	10,296,016
Hong Kong	—	1,226,722	*	—	1,226,722
India	2,368,285	—		—	2,368,285
Ireland	9,133,259	—		—	9,133,259
Israel	—	1,451,874	*	—	1,451,874
Japan	—	39,837,483	*	—	39,837,483
Luxembourg	—	2,218,701	*	—	2,218,701
Netherlands	—	7,216,925	*	—	7,216,925
Norway	—	6,857,484	*	—	6,857,484
Singapore	—	5,067,423	*	—	5,067,423
Spain	—	3,423,213	*	—	3,423,213
Sweden	—	10,681,285	*	—	10,681,285
Switzerland	—	11,175,605	*	—	11,175,605
Taiwan	2,743,219	—		—	2,743,219
United Kingdom	5,755,063	60,263,989	*	—	66,019,052
Preferred Stocks
Germany	—	1,975,235	*	—	1,975,235
Repurchase Agreements	—	8,535,000		—	8,535,000

Total	$36,143,273	$203,946,964		$—	$240,090,237

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 28.7%
Federal Home Loan Mortgage Corp.
4.00% due 8/1/2047	$200,949	$203,136
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificate
K072 A2
3.444% due 12/25/2027	42,000	41,504
Federal National Mortgage Association
3.50% due 10/1/2048(1)	6,400,000	6,297,785
4.00% due 9/1/2047	441,489	446,059
4.00% due 10/1/2048(1)	41,800,000	42,208,202
4.50% due 10/1/2048(1)	55,600,000	57,353,035
Government National Mortgage Association
2017-168 AS
2.70% due 8/16/2058	96,726	92,895
2017-41 AS
2.60% due 6/16/2057	84,172	79,724
2017-69 AS
2.75% due 2/16/2058	44,854	42,838
2017-71 AS
2.70% due 4/16/2057	28,799	27,370
2017-89 AB
2.60% due 7/16/2058	28,500	27,277
2017-90 AS
2.70% due 7/16/2057	40,021	38,244

Total Agency Mortgage–Backed Securities (Cost $107,434,286)		106,858,069

Asset–Backed Securities — 23.8%
ACC Trust
2018-1 B
4.82% due 5/20/2021(2)	230,000	230,188
Ally Auto Receivables Trust
2017-5 A2
1.81% due 6/15/2020	8,427	8,409
ALM VII Ltd.
2012-7A A1R
3.819% (LIBOR 3 Month + 1.48%) due 10/15/2028(2)(3)	1,339,000	1,348,065
American Credit Acceptance Receivables Trust
2016-2 C
6.09% due 5/12/2022(2)	11,000	11,260
2017-3 A
1.82% due 3/10/2020(2)	832	831
2018-1 A
2.72% due 3/10/2021(2)	43,620	43,590
American Express Credit Account Master Trust
2017-1 A
1.93% due 9/15/2022	1,000,000	986,137
AmeriCredit Automobile Receivables Trust
2015-3 B
2.08% due 9/8/2020	16,257	16,247
2015-4 A3
1.70% due 7/8/2020	43,333	43,322
2016-3 C
2.24% due 4/8/2022	2,097,000	2,066,976
2017-1 A2A
1.51% due 5/18/2020	2,265	2,263
2017-2 C
2.97% due 3/20/2023	44,000	43,597
2017-3 B
2.24% due 6/19/2023	18,000	17,677
2017-4 A3
2.04% due 7/18/2022	176,000	173,610
Ares XXXIII CLO Ltd.
2015-1A A1R
3.666% (LIBOR 3 Month + 1.35%) due 12/5/2025(2)(3)	250,000	250,368

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Ascentium Equipment Receivables Trust
2016-2A A3
1.65% due 5/10/2022(2)	$12,206	$12,166
2016-2A B
2.50% due 9/12/2022(2)	9,000	8,915
2017-1A A2
1.87% due 7/10/2019(2)	11,591	11,577
2017-1A A3
2.29% due 6/10/2021(2)	12,000	11,872
Avery Point VII CLO Ltd.
2015-7A A1
3.839% (LIBOR 3 Month + 1.50%) due 1/15/2028(2)(3)	2,000,000	2,001,870
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(2)	826,000	813,582
Barclays Dryrock Issuance Trust
2014-3 A
2.41% due 7/15/2022	2,020,000	2,011,697
2015-4 A
1.72% due 8/16/2021	111,000	110,961
Benefit Street Partners CLO IV Ltd.
2014-IVA BR
5.248% (LIBOR 3 Month + 2.90%) due 1/20/2029(2)(3)	500,000	500,510
BMW Vehicle Owner Trust
2018-A A2A
2.09% due 11/25/2020	72,524	72,291
California Republic Auto Receivables Trust
2015-1 A4
1.82% due 9/15/2020	15,814	15,770
2015-2 B
2.53% due 6/15/2021	87,000	86,342
2015-3 A4
2.13% due 5/17/2021	22,639	22,558
2015-4 A4
2.58% due 6/15/2021(2)	74,990	74,888
2016-2 B
2.52% due 5/16/2022	21,000	20,607
2017-1 A3
1.90% due 3/15/2021	40,248	40,110
2018-1 A2
2.86% due 3/15/2021	934,000	934,757
2018-1 B
3.56% due 3/15/2023	669,000	666,854
Capital Auto Receivables Asset Trust
2017-1 B
2.43% due 5/20/2022(2)	28,000	27,448
2017-1 C
2.70% due 9/20/2022(2)	40,000	39,234
2017-1 D
3.15% due 2/20/2025(2)	1,086,000	1,073,512
Capital One Multi-Asset Execution Trust
2016-A3 A3
1.34% due 4/15/2022	627,000	620,971
2016-A4 A4
1.33% due 6/15/2022	808,000	797,659
2017-A1 A1
2.00% due 1/17/2023	1,000,000	986,455
CarMax Auto Owner Trust
2015-2 A4
1.80% due 3/15/2021	40,000	39,796
2017-4 A3
2.11% due 10/17/2022	1,874,000	1,844,914

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Cent CLO Ltd.
2014-22A A1R
3.753% (LIBOR 3 Month + 1.41%) due 11/7/2026(2)(3)	$2,000,000	$1,999,678
Chase Issuance Trust
2012-A4 A4
1.58% due 8/15/2021	534,000	528,508
2016-A5 A5
1.27% due 7/15/2021	1,058,000	1,046,046
Chesapeake Funding II LLC
2016-1A A1
2.11% due 3/15/2028(2)	115,122	114,821
2016-2A A1
1.88% due 6/15/2028(2)	345,200	343,681
2017-2A A1
1.99% due 5/15/2029(2)	403,176	399,370
2017-3A A1
1.91% due 8/15/2029(2)	1,784,356	1,765,459
Chrysler Capital Auto Receivables Trust
2014-BA D
3.44% due 8/16/2021(2)	17,000	17,020
2016-AA C
3.25% due 6/15/2022(2)	6,000	6,007
Citibank Credit Card Issuance Trust
2014-A6 A6
2.15% due 7/15/2021	608,000	605,012
2017-A2 A2
1.74% due 1/19/2021	100,000	99,780
CNH Equipment Trust
2015-A A4
1.85% due 4/15/2021	65,000	64,849
Conn’s Receivables Funding LLC
2017-B A
2.73% due 7/15/2020(2)	13,390	13,389
CPS Auto Receivables Trust
2018-B A
2.72% due 9/15/2021(2)	1,003,448	1,002,224
2017-D A
1.87% due 3/15/2021(2)	45,889	45,714
2017-D B
2.43% due 1/18/2022(2)	955,000	945,399
2018-B B
3.23% due 7/15/2022(2)	1,509,000	1,501,512
2018-B D
4.26% due 3/15/2024(2)	750,000	748,257
CPS Auto Trust
2018-C A
2.87% due 9/15/2021(2)	592,963	593,031
2018-C B
3.43% due 7/15/2022(2)	212,000	210,996
Crestline Denali CLO XIV Ltd.
2016-1A A
3.917% (LIBOR 3 Month + 1.57%) due 10/23/2028(2)(3)	664,000	663,902
Daimler Trucks Retail Trust
2018-1 A2
2.60% due 5/15/2020(2)	71,283	71,281
Discover Card Execution Note Trust
2013-A6 A6
2.608% (LIBOR 1 Month + 0.45%) due 4/15/2021(3)	200,000	200,036
2014-A1 A1
2.588% (LIBOR 1 Month + 0.43%) due 7/15/2021(3)	200,000	200,256
2014-A4 A4
2.12% due 12/15/2021	635,000	632,127

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2016-A1 A1
1.64% due 7/15/2021	$100,000	$99,752
2017-A2 A2
2.39% due 7/15/2024	1,277,000	1,243,952
DLL LLC
2018-1 A3
3.10% due 4/18/2022(2)	1,016,000	1,014,319
DLL Securitization Trust
2017-A A3
2.14% due 12/15/2021(2)	749,000	738,586
Drive Auto Receivables Trust
2016-AA C
3.91% due 5/17/2021(2)	25,087	25,158
2016-BA D
4.53% due 8/15/2023(2)	1,329,000	1,352,522
2016-CA B
2.37% due 11/16/2020(2)	690	689
2016-CA C
3.02% due 11/15/2021(2)	37,000	37,022
2016-CA D
4.18% due 3/15/2024(2)	14,000	14,142
2017-1 D
3.84% due 3/15/2023	3,156,000	3,168,436
2017-3 C
2.80% due 7/15/2022	62,000	61,835
2017-AA B
2.51% due 1/15/2021(2)	8,430	8,428
2017-AA D
4.16% due 5/15/2024(2)	26,000	26,260
2017-BA D
3.72% due 10/17/2022(2)	1,499,000	1,504,425
2018-3 A2
2.75% due 10/15/2020	2,009,000	2,006,987
2018-3 A3
3.01% due 11/15/2021	672,000	669,506
2018-3 B
3.37% due 9/15/2022	265,000	263,668
2018-3 C
3.72% due 9/16/2024	633,000	631,131
2018-4 A2A
2.78% due 10/15/2020	647,000	647,173
2018-4 A3
3.04% due 11/15/2021	1,011,000	1,010,774
Engs Commercial Finance Trust
2018-1A A1
2.97% due 2/22/2021(2)	74,670	74,470
First Investors Auto Owner Trust
2016-2A A1
1.53% due 11/16/2020(2)	1,114	1,113
2017-1A A1
1.69% due 4/15/2021(2)	10,023	9,996
2017-2A A1
1.86% due 10/15/2021(2)	44,423	44,251
2017-3A A2
2.41% due 12/15/2022(2)	24,000	23,675
2017-3A B
2.72% due 4/17/2023(2)	10,000	9,807
Flagship Credit Auto Trust
2016-2 A2
3.05% due 8/16/2021(2)	2,174,635	2,176,216
2017-1 A
1.93% due 12/15/2021(2)	14,233	14,195

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
2017-2 A
1.85% due 7/15/2021(2)	$17,933	$17,842
2017-3 A
1.88% due 10/15/2021(2)	20,597	20,466
2017-3 B
2.59% due 7/15/2022(2)	20,000	19,753
2017-4 A
2.07% due 4/15/2022(2)	19,109	18,952
2018-1 A
2.59% due 6/15/2022(2)	32,728	32,582
2018-3 A
3.07% due 2/15/2023(2)	1,642,030	1,630,818
2018-3 B
3.59% due 12/16/2024(2)	479,000	475,633
Ford Credit Auto Lease Trust
2017-B A2A
1.80% due 6/15/2020	38,738	38,627
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(2)	2,000,000	1,934,387
2017-1 A
2.62% due 8/15/2028(2)	817,000	795,737
2018-2 A
3.47% due 1/15/2030(2)	516,000	515,307
Ford Credit Floorplan Master Owner Trust A
2017-2 A1
2.16% due 9/15/2022	1,500,000	1,470,992
Foursight Capital Automobile Receivables Trust
2016-1 A2
2.87% due 10/15/2021(2)	32,172	32,115
2018-1 B
3.53% due 4/17/2023(2)	100,000	99,184
GM Financial Automobile Leasing Trust
2016-3 A3
1.61% due 12/20/2019	10,973	10,945
2017-2 A2A
1.72% due 1/21/2020	7,715	7,691
GM Financial Consumer Automobile Receivables Trust
2017-3A A2A
1.71% due 9/16/2020(2)	45,282	45,123
Golden Credit Card Trust
2018-1A A
2.62% due 1/15/2023(2)	2,015,000	1,987,784
Hardee’s Funding LLC
2018-1A A2II
4.959% due 6/20/2048(2)	768,000	768,834
Honda Auto Receivables Owner Trust
2016-2 A3
1.39% due 4/15/2020	5,132	5,112
Hyundai Auto Lease Securitization Trust
2016-B A3
1.52% due 10/15/2019(2)	15,951	15,944
2017-C A2A
1.89% due 3/16/2020(2)	80,570	80,270
KVK CLO Ltd.
2016-1A C
5.489% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(3)	483,000	498,174
LCM XXII Ltd.
22A A1
3.828% (LIBOR 3 Month + 1.48%) due 10/20/2028(2)(3)	250,000	251,311
Magnetite XVIII Ltd.
2016-18A A
3.714% (LIBOR 3 Month + 1.40%) due 11/15/2028(2)(3)	2,000,000	2,001,232

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Master Credit Card Trust II Series
2018-1A A
2.672% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	$100,000	$100,129
Mercedes-Benz Auto Lease Trust
2018-A A2
2.20% due 4/15/2020	52,365	52,261
Mercedes-Benz Auto Receivables Trust
2015-1 A3
1.34% due 12/16/2019	9,863	9,854
2016-1 A3
1.26% due 2/16/2021	15,463	15,340
MMAF Equipment Finance LLC
2017-AA A3
2.04% due 2/16/2022(2)	1,705,000	1,682,037
NextGear Floorplan Master Owner Trust
2016-1A A2
2.74% due 4/15/2021(2)	1,349,000	1,347,767
2016-2A A2
2.19% due 9/15/2021(2)	656,000	650,585
OHA Loan Funding Ltd.
2016-1A B1
4.148% (LIBOR 3 Month + 1.80%) due 1/20/2028(2)(3)	542,000	540,458
OSCAR U.S. Funding Trust V
2016-2A A2A
2.31% due 11/15/2019(2)	1,323	1,322
Pennsylvania Higher Education Assistance Agency
2006-1 B
2.605% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	45,166	43,752
PFS Financing Corp.
2016-BA A
1.87% due 10/15/2021(2)	937,000	925,312
Santander Drive Auto Receivables Trust
2015-4 C
2.97% due 3/15/2021	19,481	19,499
2016-3 B
1.89% due 6/15/2021	11,325	11,294
2017-3 A3
1.87% due 6/15/2021	48,000	47,853
2017-3 C
2.76% due 12/15/2022	12,000	11,857
2018-1 A2
2.10% due 11/16/2020	33,003	32,949
2018-1 B
2.63% due 7/15/2022	46,000	45,725
2018-1 D
3.32% due 3/15/2024	35,000	34,301
2018-3 A2A
2.78% due 3/15/2021	1,080,000	1,081,011
SCF Equipment Leasing LLC
2018-1A A2
3.63% due 10/20/2024(2)	873,000	871,971
SoFi Professional Loan Program Trust
2017-E A2B
2.72% due 11/26/2040(2)	100,000	96,557
2017-F A1FX
2.05% due 1/25/2041(2)	1,818,541	1,801,107
2018-A A2A
2.39% due 2/25/2042(2)	586,679	581,421
2018-A A2B
2.95% due 2/25/2042(2)	1,207,000	1,174,272
2018-B A1FX
2.64% due 8/25/2047(2)	634,583	630,886

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
SunTrust Auto Receivables Trust
2015-1A A4
1.78% due 1/15/2021(2)	$14,538	$14,475
Synchrony Credit Card Master Note Trust
2016-1 A
2.04% due 3/15/2022	100,000	99,747
2017-1 A
1.93% due 6/15/2023	1,873,000	1,836,023
2017-2 A
2.62% due 10/15/2025	2,219,000	2,150,674
TCF Auto Receivables Owner Trust
2015-2A C
3.75% due 12/15/2021(2)	1,049,000	1,050,168
2016-1A B
2.32% due 6/15/2022(2)	69,000	67,378
2016-PT1A B
2.92% due 10/17/2022(2)	30,000	29,593
TCI-Flatiron CLO Ltd.
2016-1A A
3.886% (LIBOR 3 Month + 1.55%) due 7/17/2028(2)(3)	750,000	750,964
THL Credit Wind River CLO Ltd.
2012-1A BR
4.189% (LIBOR 3 Month + 1.85%) due 1/15/2026(2)(3)	2,000,000	1,999,996
2014-3A BR
3.947% (LIBOR 3 Month + 1.60%) due 1/22/2027(2)(3)	1,734,000	1,734,000
Towd Point Asset Trust
2018-SL1 A
2.816% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	716,952	713,296
Volvo Financial Equipment LLC
2015-1A A4
1.91% due 1/15/2020(2)	33,341	33,300
Westgate Resorts LLC
2018-1A A
3.38% due 12/20/2031(2)	318,648	317,644
Westlake Automobile Receivables Trust
2016-3A B
2.07% due 12/15/2021(2)	6,775	6,768
2017-2A A2A
1.80% due 7/15/2020(2)	18,670	18,625
Wheels SPV 2 LLC
2018-1A A2
3.06% due 4/20/2027(2)	347,000	346,026
World Financial Network Credit Card Master Trust
2017-B A
1.98% due 6/15/2023	2,894,000	2,870,089
2017-C A
2.31% due 8/15/2024	1,091,000	1,070,055
2017-C M
2.66% due 8/15/2024	40,000	39,293

Total Asset–Backed Securities (Cost $88,729,691)		88,519,148

Corporate Bonds & Notes — 25.0%
Aerospace & Defense — 0.4%
Bombardier, Inc.
7.50% due 3/15/2025(2)	746,000	769,312
Embraer S.A.
5.15% due 6/15/2022	15,000	15,525
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/2025(2)	553,000	569,756

		1,354,593

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — 1.0%
Daimler Finance North America LLC
3.75% due 2/22/2028(2)	$760,000	$742,580
Ford Motor Co.
7.45% due 7/16/2031	1,065,000	1,182,932
General Motors Co.
6.60% due 4/1/2036	225,000	239,877
6.75% due 4/1/2046	1,100,000	1,190,645
Tesla, Inc.
5.30% due 8/15/2025(2)	419,000	353,008

		3,709,042

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65% due 2/1/2026	1,003,000	974,611
4.70% due 2/1/2036	303,000	303,407
Bacardi Ltd.
4.70% due 5/15/2028(2)	717,000	711,808
Becle S.A.B. de C.V.
3.75% due 5/13/2025(2)	150,000	144,094

		2,133,920

Building Materials — 0.1%
CRH America Finance, Inc.
4.50% due 4/4/2048(2)	575,000	527,540

		527,540

Chemicals — 0.8%
Ashland LLC
6.875% due 5/15/2043	176,000	180,400
Braskem Netherlands Finance B.V.
4.50% due 1/10/2028(2)	400,000	381,480
CNAC HK Finbridge Co. Ltd.
3.50% due 7/19/2022	380,000	367,639
Mexichem S.A.B. de C.V.
4.875% due 9/19/2022(2)	250,000	255,133
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 4/24/2023(2)	300,000	282,399
Rain CII Carbon LLC / CII Carbon Corp.
7.25% due 4/1/2025(2)	883,000	899,556
The Chemours Co.
5.375% due 5/15/2027	186,000	179,360
7.00% due 5/15/2025	340,000	360,567

		2,906,534

Coal — 0.3%
Peabody Energy Corp.
6.375% due 3/31/2025(2)	543,000	551,824
Warrior Met Coal, Inc.
8.00% due 11/1/2024(2)	746,000	764,650

		1,316,474

Commercial Banks — 4.5%
Akbank T.A.S.
4.00% due 1/24/2020(2)	200,000	191,500
Banco de Credito e Inversiones S.A.
3.50% due 10/12/2027(2)	420,000	383,250
Bank of America Corp.
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	521,000	496,724
3.824% (3.824% fixed rate until 1/20/2027; LIBOR 3 Month + 1.575% thereafter) due 1/20/2028(3)	516,000	502,130
3.95% due 4/21/2025	25,000	24,477
4.00% due 1/22/2025	577,000	569,419
4.45% due 3/3/2026	250,000	250,302

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.563% thereafter) due 1/10/2028(3)	$1,576,000	$1,530,044
4.45% due 9/29/2027	361,000	356,829
HBOS PLC
6.00% due 11/1/2033(2)	35,000	38,315
Intesa Sanpaolo S.p.A.
3.875% due 1/12/2028(2)	400,000	337,901
JPMorgan Chase & Co.
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(3)	2,423,000	2,357,984
Macquarie Group Ltd.
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.727% thereafter) due 3/27/2029(2)(3)	963,000	956,823
Morgan Stanley
3.625% due 1/20/2027	406,000	389,871
4.00% due 7/23/2025	790,000	787,366
Popular, Inc.
6.125% due 9/14/2023	69,000	69,854
7.00% due 7/1/2019	25,000	25,637
Santander U.K. PLC
7.95% due 10/26/2029	87,000	103,367
The Goldman Sachs Group, Inc.
4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.301% thereafter) due 5/1/2029(3)	490,000	482,825
6.25% due 2/1/2041	405,000	486,783
6.75% due 10/1/2037	355,000	427,049
The Toronto-Dominion Bank
3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(3)	1,074,000	1,009,377
Turkiye Garanti Bankasi A/S
6.25% due 4/20/2021(2)	400,000	386,800
UBS AG
7.625% due 8/17/2022	900,000	1,002,600
UBS Group Funding Switzerland AG
4.253% due 3/23/2028(2)	891,000	882,880
Wachovia Corp.
7.574% due 8/1/2026(3)	151,000	179,672
Wells Fargo Bank N.A.
6.60% due 1/15/2038	2,000,000	2,512,257

		16,742,036

Commercial Services — 0.7%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027(2)	200,000	180,190
Ahern Rentals, Inc.
7.375% due 5/15/2023(2)	762,000	750,570
The Brink’s Co.
4.625% due 10/15/2027(2)	402,000	368,835
United Rentals North America, Inc.
4.875% due 1/15/2028	742,000	695,625
Weight Watchers International, Inc.
8.625% due 12/1/2025(2)	507,000	547,712

		2,542,932

Computers — 0.4%
Dell International LLC / EMC Corp.
3.48% due 6/1/2019(2)	17,000	17,043
5.45% due 6/15/2023(2)	141,000	148,281
6.02% due 6/15/2026(2)	134,000	143,224
7.125% due 6/15/2024(2)	505,000	541,713
8.35% due 7/15/2046(2)	648,000	806,601

		1,656,862

Diversified Financial Services — 1.5%
Affiliated Managers Group, Inc.
3.50% due 8/1/2025	500,000	477,948

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
4.25% due 2/15/2024	$25,000	$25,288
Ally Financial, Inc.
8.00% due 11/1/2031	212,000	256,785
BrightSphere Investment Group PLC
4.80% due 7/27/2026	315,000	305,990
Discover Financial Services
4.10% due 2/9/2027	474,000	453,093
E*TRADE Financial Corp.
4.50% due 6/20/2028	451,000	452,846
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	766,000	720,924
International Lease Finance Corp.
5.875% due 4/1/2019	880,000	892,146
5.875% due 8/15/2022	112,000	118,478
Navient Corp.
5.875% due 10/25/2024	938,000	919,240
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	309,000	307,022
4.875% due 4/15/2045(2)	198,000	185,004
SURA Asset Management S.A.
4.375% due 4/11/2027(2)	400,000	383,004

		5,497,768

Electric — 1.1%
Appalachian Power Co.
7.00% due 4/1/2038	323,000	420,769
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	686,000	682,279
Berkshire Hathaway Energy Co.
3.80% due 7/15/2048	263,000	237,572
Electricite de France S.A.
5.00% due 9/21/2048(2)	445,000	433,260
Entergy Louisiana LLC
4.00% due 3/15/2033	292,000	292,706
Exelon Generation Co. LLC
5.60% due 6/15/2042	245,000	250,890
6.25% due 10/1/2039	450,000	489,938
Massachusetts Electric Co.
4.004% due 8/15/2046(2)	370,000	350,167
Minejesa Capital B.V.
4.625% due 8/10/2030(2)	200,000	183,306
PSEG Power LLC
8.625% due 4/15/2031	228,000	297,570
South Carolina Electric & Gas Co.
6.05% due 1/15/2038	543,000	613,871
6.625% due 2/1/2032	15,000	17,626

		4,269,954

Electronics — 0.0%
Trimble, Inc.
4.90% due 6/15/2028	22,000	22,125

		22,125

Engineering & Construction — 0.2%
China Railway Resources Huitung Ltd.
3.85% due 2/5/2023	581,000	572,182
Indika Energy Capital III Pte Ltd.
5.875% due 11/9/2024(2)	410,000	384,409

		956,591

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Entertainment — 0.3%
Eldorado Resorts, Inc.
6.00% due 4/1/2025	$370,000	$374,625
Jacobs Entertainment, Inc.
7.875% due 2/1/2024(2)	553,000	586,959
Mohegan Gaming & Entertainment
7.875% due 10/15/2024(2)	59,000	58,189

		1,019,773

Food — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625% due 6/15/2024	769,000	739,201
Arcor SAIC
6.00% due 7/6/2023(2)	13,000	12,984

		752,185

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
4.00% due 1/14/2025	390,000	361,384
International Paper Co.
7.30% due 11/15/2039	176,000	223,580

		584,964

Gas — 0.2%
Dominion Energy Gas Holdings LLC
4.60% due 12/15/2044	630,000	618,797

		618,797

Hand & Machine Tools — 0.1%
Kennametal, Inc.
4.625% due 6/15/2028	360,000	352,645

		352,645

Healthcare-Services — 0.9%
Acadia Healthcare Co., Inc.
5.625% due 2/15/2023	577,000	579,885
6.50% due 3/1/2024	10,000	10,337
Ascension Health
3.945% due 11/15/2046	193,000	187,241
HCA, Inc.
5.50% due 6/15/2047	400,000	405,500
7.50% due 11/6/2033	10,000	10,839
Kaiser Foundation Hospitals
4.15% due 5/1/2047	249,000	248,687
MPH Acquisition Holdings LLC
7.125% due 6/1/2024(2)	540,000	560,250
Polaris Intermediate Corp.
8.50% due 12/1/2022, Toggle PIK (8.50% Cash or 9.25% PIK)(2)(4)	540,000	557,950
WellCare Health Plans, Inc.
5.25% due 4/1/2025	771,000	783,529

		3,344,218

Home Builders — 0.7%
AV Homes, Inc.
6.625% due 5/15/2022	351,000	362,478
Century Communities, Inc.
5.875% due 7/15/2025	599,000	557,250
PulteGroup, Inc.
7.875% due 6/15/2032	638,000	686,647
TRI Pointe Group, Inc.
5.25% due 6/1/2027	804,000	717,570
William Lyon Homes, Inc.
5.875% due 1/31/2025	224,000	208,040

		2,531,985

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Household Products & Wares — 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	$100,000	$97,606

		97,606

Insurance — 0.4%
CNO Financial Group, Inc.
5.25% due 5/30/2025	561,000	573,623
Lincoln National Corp.
6.30% due 10/9/2037	161,000	189,319
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(2)	798,000	847,726
Willis North America, Inc.
7.00% due 9/29/2019	50,000	51,710

		1,662,378

Internet — 1.1%
Alibaba Group Holding Ltd.
3.60% due 11/28/2024	600,000	589,960
4.20% due 12/6/2047	400,000	364,882
Baidu, Inc.
3.875% due 9/29/2023	650,000	642,850
Netflix, Inc.
4.375% due 11/15/2026	1,397,000	1,306,614
Tencent Holdings Ltd.
3.595% due 1/19/2028(2)	1,384,000	1,309,974

		4,214,280

Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.
5.75% due 3/1/2025	585,000	568,912
Vale Overseas Ltd.
6.875% due 11/10/2039	141,000	165,182

		734,094

Leisure Time — 0.4%
Carnival PLC
7.875% due 6/1/2027	525,000	650,939
Silversea Cruise Finance Ltd.
7.25% due 2/1/2025(2)	732,000	796,050

		1,446,989

Machinery-Diversified — 0.5%
nVent Finance Sarl
4.55% due 4/15/2028(2)	1,587,000	1,545,048
SPX FLOW, Inc.
5.625% due 8/15/2024(2)	181,000	181,905

		1,726,953

Media — 1.6%
21st Century Fox America, Inc.
7.75% due 12/1/2045	320,000	490,064
Cablevision Systems Corp.
5.875% due 9/15/2022	789,000	804,287
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 2/15/2026(2)	551,000	552,377
Comcast Corp.
3.969% due 11/1/2047	449,000	400,735
Cox Communications, Inc.
4.50% due 6/30/2043(2)	1,011,000	870,084
4.70% due 12/15/2042(2)	496,000	438,935
8.375% due 3/1/2039(2)	195,000	253,450

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Myriad International Holdings B.V.
5.50% due 7/21/2025(2)	$540,000	$557,453
Time Warner Cable LLC
6.55% due 5/1/2037	71,000	77,019
7.30% due 7/1/2038	746,000	854,483
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	432,000	536,522

		5,835,409

Metal Fabricate & Hardware — 0.0%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375% due 12/15/2023(2)	9,000	9,367

		9,367

Mining — 0.9%
Anglo American Capital PLC
4.00% due 9/11/2027(2)	1,000,000	921,698
4.75% due 4/10/2027(2)	521,000	507,916
Barrick North America Finance LLC
7.50% due 9/15/2038	88,000	106,656
Corp. Nacional del Cobre de Chile
4.50% due 9/16/2025(2)	450,000	456,817
Freeport-McMoRan, Inc.
3.875% due 3/15/2023	571,000	551,986
Glencore Finance Canada Ltd.
5.55% due 10/25/2042(2)	946,000	933,238

		3,478,311

Miscellaneous Manufacturing — 0.3%
General Electric Co.
6.15% due 8/7/2037	448,000	513,125
Siemens Financieringsmaatschappij N.V.
2.35% due 10/15/2026(2)	500,000	451,175

		964,300

Oil & Gas — 2.4%
Apache Corp.
5.10% due 9/1/2040	717,000	709,138
Berry Petroleum Co. LLC
7.00% due 2/15/2026(2)	12,000	12,420
Carrizo Oil & Gas, Inc.
6.25% due 4/15/2023	560,000	571,900
Ecopetrol S.A.
5.875% due 5/28/2045	190,000	187,910
Eni S.p.A.
5.70% due 10/1/2040(2)	850,000	894,939
Equinor ASA
7.15% due 11/15/2025	1,500,000	1,808,045
Gazprom OAO Via Gaz Capital S.A.
4.95% due 2/6/2028(2)	200,000	191,620
Kerr-McGee Corp.
7.875% due 9/15/2031	20,000	24,910
Pertamina Persero PT
5.625% due 5/20/2043(2)	200,000	196,951
Petrobras Global Finance B.V.
4.375% due 5/20/2023	290,000	275,442
7.25% due 3/17/2044	560,000	531,720
Petroleos Mexicanos
4.50% due 1/23/2026	803,000	750,805
Precision Drilling Corp.
5.25% due 11/15/2024	385,000	369,215
7.75% due 12/15/2023	176,000	186,780

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023(2)	$200,000	$202,785
SM Energy Co.
6.625% due 1/15/2027	226,000	233,627
Valero Energy Corp.
10.50% due 3/15/2039	486,000	758,243
WPX Energy, Inc.
5.25% due 9/15/2024	562,000	564,810
YPF S.A.
8.50% due 7/28/2025(2)	415,000	404,629

		8,875,889

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.
3.95% due 12/1/2042	18,000	15,614
Transocean Proteus Ltd.
6.25% due 12/1/2024(2)	341,700	347,680

		363,294

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
5.625% due 12/1/2021(2)	399,000	397,504
Bayer Corp.
6.65% due 2/15/2028(2)	11,000	12,683
Teva Pharmaceutical Finance Netherlands III B.V.
2.20% due 7/21/2021	24,000	22,553

		432,740

Pipelines — 0.6%
Abu Dhabi Crude Oil Pipeline LLC
4.60% due 11/2/2047(2)	200,000	194,732
Cheniere Corpus Christi Holdings LLC
5.125% due 6/30/2027	775,000	777,906
Colonial Pipeline Co.
4.25% due 4/15/2048(2)	478,000	458,064
Energy Transfer Partners LP
7.50% due 7/1/2038	250,000	298,481
GNL Quintero S.A.
4.634% due 7/31/2029(2)	200,000	197,000
Northern Natural Gas Co.
4.30% due 1/15/2049(2)	238,000	229,037
Peru LNG S.R.L.
5.375% due 3/22/2030(2)	200,000	199,300

		2,354,520

Real Estate — 0.5%
China Evergrande Group
8.75% due 6/28/2025	700,000	626,707
Country Garden Holdings Co. Ltd.
4.75% due 1/17/2023	200,000	182,610
4.75% due 9/28/2023	200,000	179,007
Hunt Cos., Inc.
6.25% due 2/15/2026(2)	797,000	743,202
Shimao Property Holdings Ltd.
4.75% due 7/3/2022	320,000	306,816

		2,038,342

Real Estate Investment Trusts — 0.6%
EPR Properties
4.75% due 12/15/2026	37,000	36,271
4.95% due 4/15/2028	706,000	693,753

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
Kilroy Realty LP
6.625% due 6/1/2020	$10,000	$10,485
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625% due 5/1/2024	15,000	15,375
VEREIT Operating Partnership LP
3.00% due 2/6/2019	60,000	59,993
4.875% due 6/1/2026	1,265,000	1,276,038

		2,091,915

Retail — 0.0%
Conn’s, Inc.
7.25% due 7/15/2022	180,000	178,650

		178,650

Semiconductors — 0.2%
Marvell Technology Group Ltd.
4.20% due 6/22/2023	247,000	245,789
Xilinx, Inc.
2.95% due 6/1/2024	631,000	599,666

		845,455

Software — 0.2%
Oracle Corp.
6.125% due 7/8/2039	500,000	615,792

		615,792

Telecommunications — 0.5%
AT&T, Inc.
6.00% due 8/15/2040	480,000	513,913
CenturyLink, Inc.
6.75% due 12/1/2023	527,000	547,421
MTN Mauritius Investments Ltd.
4.755% due 11/11/2024(2)	200,000	180,886
Ooredoo International Finance Ltd.
3.75% due 6/22/2026(2)	200,000	190,484
T-Mobile U.S.A., Inc.
6.50% due 1/15/2026	346,000	362,504

		1,795,208

Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75% due 5/1/2040	240,000	287,246
Rumo Luxembourg Sarl
7.375% due 2/9/2024(2)	400,000	408,660

		695,906

Water — 0.0%
Aquarion Co.
4.00% due 8/15/2024(2)	25,000	25,037

		25,037

Total Corporate Bonds & Notes (Cost $95,485,220)		93,323,373

Non–Agency Mortgage–Backed Securities — 5.1%
Atrium Hotel Portfolio Trust
2018-ATRM A
3.108% due 6/15/2035(2)(3)(5)	349,000	349,446
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.534% due 3/10/2037(2)(3)(5)	3,900,000	3,819,297

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
BANK
2018-BN10 AS
3.898% due 2/15/2061(3)(5)	$35,000	$34,377
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(2)	860,000	843,641
BX Trust
2018-GW A
2.958% due 5/15/2035(2)(3)(5)	987,000	987,479
Caesars Palace Las Vegas Trust
2017-VICI A
3.531% due 10/15/2034(2)	92,000	91,930
2017-VICI B
3.835% due 10/15/2034(2)	57,000	56,988
CCUBS Commercial Mortgage Trust
2017-C1 AS
3.907% due 11/15/2050(3)(5)	14,000	13,808
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	1,685,000	1,355,178
Commercial Mortgage Trust
2014-CR17 A5
3.977% due 5/10/2047	1,458,000	1,488,372
2015-PC1 B
4.44% due 7/10/2050(3)(5)	100,000	99,644
2015-PC1 D
4.44% due 7/10/2050(3)(5)	33,000	28,985
2016-SAVA A
3.878% due 10/15/2034(2)(3)(5)	68,432	68,432
GS Mortgage Securities Corp. II
2012-BWTR A
2.954% due 11/5/2034(2)	1,273,000	1,239,667
2018-RIVR A
3.108% due 7/15/2035(2)(3)(5)	438,000	438,003
JP Morgan Chase Commercial Mortgage Securities Corp.
2018-AON A
4.128% due 7/5/2031(2)	1,084,000	1,112,774
2018-LAQ A
3.158% due 6/15/2032(2)(3)(5)	1,035,000	1,036,874
2018-LAQ D
4.258% due 6/15/2032(2)(3)(5)	517,000	520,567
2018-WPT AFL
3.06% due 7/5/2033(2)(3)(5)	242,000	243,389
2018-WPT AFX
4.248% due 7/5/2033(2)	676,000	691,001
2018-WPT BFL
3.71% due 7/5/2033(2)(3)(5)	724,000	728,059
2018-WPT BFX
4.549% due 7/5/2033(2)	218,000	222,947
2018-WPT CFX
4.95% due 7/5/2033(2)	290,000	296,474
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.297% due 7/15/2048(3)(5)	13,000	12,679
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)	100,000	96,773
2016-MART XCP
0.406% due 9/13/2031(2)(3)(5)(6)	5,633,000	56
The Bancorp Commercial Mortgage Trust
2018-CR3 A
2.913% due 1/15/2033(2)(3)(5)	21,000	20,987

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Wells Fargo Commercial Mortgage Trust
2015-C28 D
4.129% due 5/15/2048(3)(5)		$1,500,000	$1,305,827
WFLD Mortgage Trust
2014-MONT A
3.755% due 8/10/2031(2)(3)(5)		2,000,000	1,984,682

Total Non–Agency Mortgage–Backed Securities (Cost $19,193,429)			19,188,336

Foreign Government — 2.9%
Angolan Government International Bond
9.50% due 11/12/2025(2)	USD	200,000	226,516
Argentine Republic Government International Bond
4.625% due 1/11/2023	USD	194,000	163,930
5.625% due 1/26/2022	USD	2,292,000	2,062,800
6.875% due 4/22/2021	USD	2,000,000	1,910,000
8.28% due 12/31/2033	USD	501,930	452,991
Bahamas Government International Bond
6.00% due 11/21/2028(2)	USD	400,000	407,000
Bermuda Government International Bond
3.717% due 1/25/2027(2)	USD	400,000	380,316
Colombia Government International Bond
3.875% due 4/25/2027	USD	450,000	436,500
Egypt Government International Bond
6.125% due 1/31/2022(2)	USD	200,000	200,076
7.903% due 2/21/2048(2)	USD	200,000	190,500
Indonesia Government International Bond
4.35% due 1/8/2027(2)	USD	800,000	789,034
Mexico Government International Bond
3.75% due 1/11/2028	USD	395,000	376,238
4.00% due 10/2/2023	USD	560,000	563,679
Nigeria Government International Bond
7.143% due 2/23/2030(2)	USD	200,000	195,060
Provincia de Buenos Aires Argentina
6.50% due 2/15/2023(2)	USD	15,000	13,088
Provincia de Mendoza Argentina
8.375% due 5/19/2024(2)	USD	300,000	262,503
Qatar Government International Bond
3.25% due 6/2/2026(2)	USD	555,000	531,412
5.103% due 4/23/2048(2)	USD	210,000	218,400
Romanian Government International Bond
6.125% due 1/22/2044(2)	USD	8,000	9,020
Sri Lanka Government International Bond
6.20% due 5/11/2027(2)	USD	400,000	374,940
Turkey Government International Bond
5.625% due 3/30/2021	USD	745,000	729,727
5.75% due 3/22/2024	USD	200,000	188,119
Uruguay Government International Bond
4.975% due 4/20/2055	USD	299,000	299,000

Total Foreign Government (Cost $11,234,999)			10,980,849

U.S. Government Securities — 38.0%
U.S. Treasury Bill
2.04% due 12/13/2018(7)		$77,390,000	77,056,328
U.S. Treasury Bonds
3.00% due 2/15/2048		24,883,000	23,946,972
4.375% due 5/15/2041		3,071,000	3,660,608
U.S. Treasury Notes
1.875% due 4/30/2022		40,000	38,595
2.625% due 7/31/2020		3,877,000	3,864,279
2.75% due 9/30/2020		9,273,000	9,260,322
2.875% due 9/30/2023		13,453,000	13,406,230

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2018 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
2.875% due 5/15/2028	$9,755,000	$9,607,913
6.25% due 8/15/2023	614,000	705,764

Total U.S. Government Securities (Cost $142,080,632)		141,547,011

Short–Term Investment — 4.6%

Repurchase Agreements — 4.6%
Fixed Income Clearing Corp., 0.42%, dated 9/28/2018, proceeds at maturity value of $16,985,594, due 10/1/2018(8)	16,985,000	16,985,000

Total Repurchase Agreements (Cost $16,985,000)		16,985,000

Total Investments(9) — 128.1% (Cost $481,143,257)		477,401,786

Liabilities in excess of other assets(10) — (28.1)%		(104,824,082)

Total Net Assets — 100.0%		$372,577,704

(1)	TBA – To be announced.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2018, the aggregate market value of these securities amounted to $107,244,898, representing 28.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2018.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2018, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest only security.
(7)	Interest rate shown reflects the discount rate at time of purchase.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	2/15/2024	$17,460,000	$17,327,339

(9)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).
(10)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2018	23	Long	$4,860,226	$4,846,891	$(13,335)
U.S. 5-Year Treasury Note	December 2018	232	Long	26,258,101	26,094,562	(163,539)

Total				$31,118,327	$30,941,453	$(176,874)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	December 2018	13	Short	$(1,665,296)	$(1,638,000)	$27,296
U.S. Ultra Long Bond	December 2018	37	Short	(5,913,863)	(5,708,406)	205,457

Total				$(7,579,159)	$(7,346,406)	$232,753

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

PIK – Payment–In–Kind

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$106,858,069	$—	$106,858,069
Asset–Backed Securities	—	88,519,148	—	88,519,148
Corporate Bonds & Notes	—	93,323,373	—	93,323,373
Non–Agency Mortgage–Backed Securities	—	19,188,336	—	19,188,336
Foreign Government	—	10,980,849	—	10,980,849
U.S. Government Securities	—	141,547,011	—	141,547,011
Repurchase Agreements	—	16,985,000	—	16,985,000

Total	$—	$477,401,786	$—	$477,401,786

Other Financial Instruments
Futures Contracts
Assets	$232,753	$—	$—	$232,753
Liabilities	(176,874)	—	—	(176,874)

Total	$55,879	$—	$—	$55,879

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2018, the Funds did not hold any restricted or illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the period ended September 30, 2018 were as follows:

	Transfers into Level 1	Transfers (out) of Level 2
Guardian International Value VIP Fund
Common Stocks	$99,563	$(99,563)

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2018, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2018, Guardian Core Plus Fixed Income VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial and accounting officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guardian Variable Products Trust

By:	/s/ Gordon Dinsmore
Gordon Dinsmore, President (Principal Executive Officer)

Date:	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gordon Dinsmore
Gordon Dinsmore, President (Principal Executive Officer)

Date:	November 19, 2018

By:	/s/ John H Walter

John H Walter, Treasurer (Principal Financial and Accounting Officer)

Date:	November 19, 2018